united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2021

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2021

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid Year 2021 Market Commentary

“It Was Another Very Strong Quarter for The Economy And Financial Markets”

First Half 2021 stock market returns were well above average, marking the fifth consecutive positive quarter for most indexes, both here and abroad. In the U.S., the massive fiscal and monetary stimulus, combined with the efficacy of the COVID vaccines and relatively rapid vaccination process, resulted in a rapidly re-opening economy. These positive factors, in turn, have led to an extremely strong earnings recovery and a flood of liquidity into the stock market. However, concerns about rising inflation and a possible Federal Reserve (the “Fed”) shift away from super-easy policies caused bond yields to rise in the first half.

As a result, the TOPS portfolios earned a wide range of returns for the first half (+4.4% to +14.3%). The more aggressive TOPS portfolios (higher equity allocations) were aided by the continued resurgence of diversified market leadership for the first half overall, although large cap growth returned to its leadership position in Q2.

We continue to note all TOPS portfolio returns for the trailing three-year, five-year and ten-year timeframes remain well into positive territory, with many recording double-digit returns over differing timeframes.

After discussing Q2 and year-to-date 2021 financial market results, we will address three questions that are important to

TOPS portfolio returns and strategies:

1)	Can the V-Shaped recoveries of the U.S. economy, earnings per share and stock markets continue?

2)	Will rising inflation rates force the Fed to change its easy money policies?

3)	With inflation rising, why aren’t bond yields higher?

Second Quarter and Year-To-Date Market Review

As noted above, stock market returns have been positive for five consecutive quarters and trailing twelve-month (TTM) returns are remarkable. The TTM return for the large cap S&P 500® is +40.8%. That is a tremendous return, except in comparison to the gains from S&P SmallCap 600® +67.4% and S&P MidCap 400® +53.2%. New all-time highs were reached by all three indexes during Q2 and the S&P 500 closed the quarter with its 34th new closing high of 2021. S&P MidCap 400® and S&P SmallCap 600® were less than 3% below their highs, so the half ended on a strong note.

For Q2, the top indexes were S&P 500 Growth® +11.9%, S&P North American Natural Resources +11.1% and MSCI World Real Estate +10.1%. Of course, we were gratified to see our largest allocation –the S&P 500® – recorded a strong +8.5% return. The other equity indexes represented by ETFs in the TOPS portfolios also reported solid mid-double-digit gains: FTSE Developed All Cap ex U.S. +5.7%, S&P Value +5.0%, FTSE Emerging +5.7%, S&P SmallCap 600® +4.5% and S&P MidCap 400® +3.6%.

Rising inflation rates and worries about how the Fed might respond were shrugged off by investors in Q2, so bond yields declined modestly. The 10-year U.S. Treasury yield dipped from 1.73% to 1.45% during Q2. The Barclays U.S. Aggregate Bond returned +1.8% and the Barclays Capital U.S. Treasury Inflation Protected Securities Index was even stronger at +3.2%. Most bond market sectors posted positive returns for Q2 and Investment Grade and High Yield bonds were among the stronger sectors.

Year-to-date equity returns were led by diversifier indexes: S&P North American Natural Resources Index +32.7%, S&P SmallCap 600® +23.6%, S&P MidCap 400® +17.6% and MSCI World Real Estate Index +16.8%. These results are well above normal full-year returns and the S&P 500®’s +15.3% return was the second highest recorded since 1998. S&P 500 Value +16.3% outperformed S&P 500 Growth® +14.3%. International stocks lagged, but FTSE Developed All Cap ex U.S. +10.0% and FTSE Emerging +9.0% were still well above average.

Despite the Q2 improvement, the 10-year U.S. Treasury Bond yield rose from 0.93% at yearend to 1.45% for the first half of 2021. Barclays Capital U.S. Treasury Inflation Protected Securities recorded a positive return of 1.7% versus the broader Barclays Capital Aggregate Bond at -1.6%. Barclays Capital High Yield Very Liquid achieved positive returns while developed international and emerging market bonds were negative.

Will V-Shaped Recoveries Continue?

The short answer to this question is “not forever”. The current +41% 12-month S&P 500® gain, as well as the forecasted +10% Q2 GDP and +64% Q2 earnings (EPS) gains are simply not sustainable in a slow-growth world. This doesn’t mean any of the “Vs” will collapse, but it does indicate investor expectations should moderate as the year goes along.

Several long-term macro factors behind slower longer term economic growth remain in place: Demographics trends (an aging population and slowing birth rates) will continue to result in older (often nonworking) persons growing as a share of the population. High amounts of debt have been proven to weigh on economic growth, and government, corporate and consumer debt have all ballooned in recent years. Government budget deficits are another factor, as they must eventually be pared back through tax increases or spending cuts.

In the shorter term, the massive stimulus in place has helped create significant wealth and large growth in cash reserves for both companies and consumers. As these funds are spent for business investment and consumption, the U.S. economy should continue to expand, but at a slower pace. EPS comparisons will be harder to beat, so year-over-year EPS growth is likely to slow in the second half of 2021 and beyond. On paper, these factors should be expected to cause a diminution of stock market gains at some point.

Will rising inflation cause the Fed to change policies?

The May Consumer Price Index (CPI) rose to +5.0%, the highest reading in 13 years. The largest contributors were energy (versus very depressed oil prices a year ago); used cars and trucks (shortages); food away from home (restaurants raising menu prices); and car and truck rental (shortages). Many commodities are supply-constrained, so strong demand caused price increases for many building materials, metals and agricultural products.

The Fed has been warning us for months that inflation was likely to exceed their 2% target this spring, but they have consistently stated that the higher prices will be “transitory” and would not cause them to go beyond “thinking about thinking about” a shift from their $120 billion monthly bond purchases (Quantitative Easing or QE) or exiting their Zero Interest Rate Policy (ZIRP).

However, the Fed’s favorite inflation indicator, the price index for Personal Consumption Expenditures (PCE) also surprised everyone in May with a 3.9% rise. The Core indexes (which exclude energy and food) were also well above the Fed’s 2% target, with Core CPI +3.8% and Core PCE +3.4%. As a result, the “Dot Plot”, which is a chart showing the FOMC members’ economic expectations, had some interesting shifts in June. They show the Fed members now think Core PCE could remain elevated and that ZIRP may end in 2023 rather than 2024.

If the PCE remains stubbornly high in coming months, we would expect the Fed to consider shifting toward somewhat tighter policies. The first step would likely be a well-telegraphed reduction of monthly bond purchases. Many pundits question why the Fed continues the aggressive bond purchase program, amidst such high economic success, especially the purchase of mortgage bonds in a red-hot real estate market.

With inflation rising, why aren’t bond yields higher?

According to fund flows in Q2, it appears investors bought longer-dated U.S. Treasuries to hedge the risk of the Fed shifting toward anti-inflation policies which would slow the economy. Although that would push interest rates higher in the shorter term, the return to slow growth could lead to lower interest rates over time. Many investors may also agree with the Fed that the current burst of inflation will prove to be transitory.

Another possibility is that until the Fed decides to reduce its $120 billion of monthly bond purchases, investors believe it will continue to overwhelm the supply created by budget deficits. This is important because corporate and mortgage-backed bonds are priced at premiums (wider yield spreads) over Treasuries, so if Treasury yields are low, the broader fixed income markets will also have lower yields than might otherwise be the case.

We continue to expect bond yields to normalize over time. Real (inflation adjusted) yields are currently in negative territory, whereas historically yields have exceeded inflation rates. Therefore, the TOPS fixed income strategy is to reduce “interest rate risk” by owning shorter maturity ETFs and to offset that by accepting a little more “credit risk” by owning ETFs that hold U.S. corporate and international bonds. We also hedge against inflation by diversifying away from nominal U.S. Treasuries into TIPS (Treasury Inflation-Protected Securities) and utilizing floating rate securities.

TOPS Portfolio Strategies

The combination of fiscal and monetary stimulus, along with the desire of businesses and consumers to return to normal spending patterns suggests the U.S. economy will grow throughout 2021, albeit at a somewhat slower pace than the red-hot numbers so far. The TOPS portfolio team will continue to monitor and assess the importance of potential Fed policy shifts and President Biden’s infrastructure and tax initiatives, as well as the constant flow of economic and financial market data as we strategically implement our philosophy of maintaining broadly diversified portfolios.

Summary of the Milliman Managed Risk Strategy™ (MMRS)

After returning more than 17% across the final two months of 2020, the global equity market took a breather to start 2021, declining 0.5%, as measured by the MSCI All Country World Index. Unlike the previous month, when virtually all segments of the equity market were uniformly higher, January provided a mixed bag. In the United States, large-cap stocks were down, while small- and mid-caps were higher. Outside the United States, emerging market equities notched their fourth consecutive positive monthly return, while developed market equities finished the month lower. Amid these disparate returns, global equity market volatility crept higher from its post-COVID correction low at the end of 2020. Coming off such a low level, the increase in volatility didn’t result in any changes in the equity allocations of the TOPS Managed Risk Portfolios until month end. As January ended, the Growth, Moderate, and Balanced portfolios had reduced their equity allocations by 9.5, 1.1., and 0.5 percentage points from their respective levels at the end of December.

After an anemic start to the year, global equities resumed their ascent in February, as measured by the MSCI ACWI Index, only to sell off later in the month amid soaring bond yields. U.S. equities also sold off in late February after the yield on the 10-year U.S. Treasury note jumped to a one-year high in response to rising inflation expectations. The decline notwithstanding, U.S. equities ended the month in the black with investors favoring mid-cap, small-cap, and value stocks. While large-cap stocks also notched gains, their increases were more modest. Equity market volatility shot up in late February, and TOPS Managed Risk Portfolios adjusted by trimming their equity exposure. The Growth, Moderate, and Balanced portfolios reduced their equity allocations by 4.7, 2.6, and 2.2 percentage points, respectively, from their levels at the end of January.

Global equity markets advanced at a steady clip in March, as measured by the MSCI ACWI Index, but stocks also saw pressure from a COVID-19 resurgence in Europe and Asia as vaccinations hit some snags. In the United States, the S&P 500® Index closed in on an all-time record high of 4000, soaring on the tailwinds of strong fiscal and monetary stimulus, faster-than-expected vaccination rollouts, a robust outlook for the U.S. economy, and pent-up consumer demand. Since hitting a pandemic low during the same month a year ago, the index has climbed 78%. In March, U.S. stocks saw a rotation in leadership, with “Big Tech” taking a breather and value stocks surging by 6% after being in the doldrums for years. Mid-cap names trounced large-cap names, but small-cap stocks settled down after being on a tear since the start of 2021. The Fed vowed to stay dovish on monetary policy through at least 2023, nevertheless concerns about inflation and attendant interest rate hikes buoyed yields on the 10-yr U.S. Treasury to 1.74%—the highest since January 2020. Volatility rose in early March before tapering off, and the TOPS Managed Risk Portfolios adjusted by trimming their equity exposure. Growth, Moderate, and Balanced portfolios lowered their equity allocations by 3.6, 3.1, and 1.5 percentage points, respectively, from their levels at the end of February.

International equity markets mirrored the bullish sentiment in the United States during April, as stocks around the globe continued to hit new highs. The MSCI ACWI Index rose by 4.2% in April, the third consecutive month of gains. U.S. equities set record highs as well across the board among the major indices. But from there, the macroeconomic picture diverges for developed countries. The 19-nation Eurozone reported a decline in GDP for first quarter, its second quarterly drop, and technically entered a recession due to renewed COVID-related lockdowns. In contrast, the U.S. economy, spurred by consumer spending, grew by a robust 6.4% during first quarter. The 10-year U.S. Treasury yield pulled back from its March high to end April at 1.65%, notwithstanding inflation’s uptick to 2.6% in March, its highest level since mid-2018. Equity market volatility declined through most of April, finishing near 14-month lows. The TOPS Managed Risk portfolios adjusted by raising their net equity exposure: the Growth, Moderate, and Balanced Portfolios upped their equity allocations by 17.7, 6.5, and 3.8 percentage points, respectively, and spent most of the month at their respective maximum equity allocations.

International stocks outpaced U.S. equities in May as economic recovery in the European Union and other developed nations offset headwinds from emerging countries still grappling to get COVID-19 under control. The MSCI All Country World Index rose by 1.33% in May while the S&P 500 Index was up a meager 0.55% and the Nasdaq actually declined by 1.26%. U.S. stocks hit an all-time high in early May, but days later sold off after April’s inflation number came in at a higher-than-expected 4.2%—its highest level since 2008. Energy prices jumped 25% from a year earlier and other prices advanced as well. U.S. manufacturing activity picked up, but shortages are being reported in labor and materials. Volatility increased during the selloff but leveled off as the market found firmer footing in the second half of May. The low market volatility at the end of April meant that the equity allocations for TOPS Managed Risk Portfolios were all at their respective maximums heading into May. As volatility increased in the middle of the month, the Growth portfolio reduced its equity allocation by about seven percentage points before reverting to its maximum allocation by month end. The Moderate and Balanced portfolios both maintained their maximum equity allocations for the duration of the month.

Heading into the summer doldrums, international and U.S. equities ended the month of June mostly in positive territory, led by a 5.55% total return in the Nasdaq Composite. The MSCI ACWI Index rose 1.35% month-over-month, while a rally in tech stocks drove the S&P 500 Index and Nasdaq to all-time highs. The Fed kept interest rates unchanged and communicated that rising inflation was notable but transitory since much of the overshoot is from categories directly affected by the reopening of the economy. Nevertheless, the FOMC adjusted its expectation for the timing of interest rate increases to one year earlier than the expectation conveyed at the FOMC’s previous meeting. This sparked an equity market pullback, but it proved to be short lived as inflation fears subsided and stocks quickly recovered. After falling to its year-to-date low during the first half of the month, equity market realized volatility edged moderately higher and then leveled off; and the Cboe Volatility Index® finished the month at 15.8, its lowest level since February 2020. Amid such low volatility, TOPS Growth, Moderate, and Balanced Managed Risk Portfolios all maintained their maximum equity exposure for the duration of the month.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400® measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The S&P North American Natural Resources Index provides investors with a benchmark that represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry; and steel sub-industry.

The MSCI World Real Estate Index is a free float-adjusted market capitalization index that consists of large and mid-cap equity across 23 Developed Markets (DM) countries*. All securities in the index are classified in the Real Estate Sector according to the Global Industry Classification Standard (GICS®).

The FTSE Developed All Cap ex U.S. Index is a market-capitalization weighted index representing the performance of large, mid and small companies in Developed markets, excluding the USA. The index is derived from the FTSE Global Equity Index Series (GEIS), which captures 98% of the world’s investable market capitalization.

The S&P 500 Growth® Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments.

The S&P 500 Value® Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments.

The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid large- and mid-cap companies in the emerging markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 99% of the world’s investable market capitalization. The series includes large and mid cap securities from advanced and secondary emerging markets, classified in accordance with FTSE Russell’s transparent Country Classification Review Process.

The MSCI ACWI Index, MSCI’s flagship global equity index, is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 27 emerging markets. As of June 2021, it covers more than 2,900 constituents across 11 sectors and approximately 85% of the free float-adjusted market capitalization in each market. The index is built using MSCI’s Global Investable Market Index (GIMI) methodology, which is designed to take into account variations reflecting conditions across regions, marketcap sizes, sectors, style segments and combinations.

The Cboe Volatility Index® is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index (SPX℠) call and put options. On a global basis, it is one of the most recognized measures of volatility -- widely reported by financial media and closely followed by a variety of market participants as a daily market indicator.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results. Past performance does not guarantee future results, and current performance may be lower or higher than the data quoted.

5458-NLD-07212021

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Aggressive Growth ETF Portfolio
Class 1	14.59%	43.17%	13.78%	9.94%	9.49%	N/A	N/A
Class 2	14.41%	42.70%	13.49%	9.69%	9.26%	N/A	N/A
Investor Class	14.33%	42.44%	12.88%	N/A	N/A	10.22%	N/A
Service Class	14.41%	42.70%	N/A	N/A	N/A	N/A	16.21%
S&P 500 Total Return Index *****	15.25%	40.79%	17.65%	14.84%	14.38%	14.92%	21.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.30%, 0.55%, 0.80%, and 0.61%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity	98.1%
Other Assets and Liabilities - net/Short-Term Investments	1.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Balanced ETF Portfolio
Class 1	7.31%	21.26%	8.01%	6.42%	6.23%	N/A	N/A
Class 2	7.15%	20.92%	7.74%	6.09%	5.89%	N/A	N/A
Investor Class	7.01%	20.68%	7.43%	N/A	N/A	6.36%	N/A
Service Class	7.15%	20.92%	N/A	N/A	N/A	N/A	10.12%
S&P 500 Total Return Index *****	15.25%	40.79%	17.65%	14.84%	14.38%	14.92%	21.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.30%, 0.55%, 0.81%, and 0.61%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity	49.9%
Exchange-Traded Funds - Fixed Income	48.0%
Other Assets and Liabilities - net/Short-Term Investments	2.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Conservative ETF Portfolio
Class 1	4.58%	13.15%	5.99%	4.84%	4.76%	N/A	N/A
Class 2	4.46%	12.93%	5.74%	4.58%	4.51%	N/A	N/A
Investor Class	4.41%	12.74%	5.57%	N/A	N/A	4.85%	N/A
Service Class	4.46%	12.93%	N/A	N/A	N/A	N/A	7.66%
S&P 500 Total Return Index *****	15.25%	40.79%	17.65%	14.84%	14.38%	14.92%	21.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.35%, 0.60%, 0.85%, and 0.66%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Fixed Income	68.0%
Exchange-Traded Funds - Equity	30.0%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Growth ETF Portfolio
Class 1	12.44%	36.74%	12.24%	9.80%	9.40%	N/A	N/A
Class 2	12.23%	36.40%	11.95%	9.47%	9.08%	N/A	N/A
Investor Class	12.10%	35.96%	11.41%	N/A	N/A	9.14%	N/A
Service Class	12.23%	36.40%	N/A	N/A	N/A	N/A	14.57%
S&P 500 Total Return Index *****	15.25%	40.79%	17.65%	14.84%	14.38%	14.92%	21.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.30%, 0.55%, 0.80%, and 0.60%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity	85.0%
Exchange-Traded Funds - Fixed Income	13.0%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

	Six	One	Five	Ten	Performance	Performance	Performance
	Months	Year	Year	Year	Since Inception**	Since Inception***	Since Inception****
Moderate Growth ETF Portfolio
Class 1	9.52%	28.01%	10.17%	7.63%	7.35%	N/A	N/A
Class 2	9.38%	27.74%	9.91%	7.36%	7.08%	N/A	N/A
Investor Class	9.26%	27.31%	9.50%	N/A	N/A	7.82%	N/A
Service Class	9.41%	27.65%	N/A	N/A	N/A	N/A	12.41%
S&P 500 Total Return Index *****	15.25%	40.79%	17.65%	14.84%	14.38%	14.92%	21.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.29%, 0.54%, 0.79% and 0.59%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity	64.8%
Exchange-Traded Funds - Fixed Income	33.1%
Other Assets and Liabilities - net/Short-Term Investments	2.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

					Performance Since	Performance Since	Since
	Six	One	Five	Ten	Inception	Inception	Inception
	Months	Year	Year	Year	(6/9/11)**	(5/1/12)***	(7/22/15)****
Managed Risk Balanced ETF Portfolio
Class 1	6.58%	17.92%	6.91%	5.10%	5.19%	N/A	N/A
Class 2	6.44%	17.59%	6.65%	4.85%	4.93%	N/A	N/A
Class 3	6.41%	17.49%	6.54%	N/A	N/A	4.96%	N/A
Class 4	6.28%	17.23%	6.28%	N/A	N/A	4.57%	N/A
Investor Class	6.06%	16.44%	6.28%	N/A	N/A	N/A	4.80%
S&P 500 Total Return Index *****	15.25%	40.79%	17.65%	14.84%	15.04%	15.28%	14.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.50%, 0.75%, 0.85%, 1.10%, and 1.00% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity	44.9%
Exchange-Traded Funds - Fixed Income	43.2%
Other Assets and Liabilities - net/Short-Term Investments	11.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

					Performance Since	Performance Since	Since
	Six	One	Five	Ten	Inception	Inception	Inception
	Months	Year	Year	Year	(4/26/11)**	(5/1/12)***	(7/22/15)****
Managed Risk Growth ETF Portfolio
Class 1	9.90%	25.75%	8.95%	5.66%	5.41%	N/A	N/A
Class 2	9.86%	25.56%	8.69%	5.41%	5.16%	N/A	N/A
Class 3	9.74%	25.34%	8.57%	N/A	N/A	5.71%	N/A
Class 4	9.64%	25.10%	8.32%	N/A	N/A	5.57%	N/A
Investor Class	9.40%	24.20%	8.30%	N/A	N/A	N/A	5.45%
S&P 500 Total Return Index *****	15.25%	40.79%	17.65%	14.84%	14.38%	15.28%	14.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.49%, 0.74%, 0.84%, 1.09%, and 0.99% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity	76.5%
Exchange-Traded Funds - Fixed Income	11.7%
Other Assets and Liabilities - net/Short-Term Investments	11.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2021

Average Annual Total Return through June 30, 2021*, as compared to its benchmark:

					Performance Since	Performance Since	Since
	Six	One	Five	Ten	Inception	Inception	Inception
	Months	Year	Year	Year	(6/9/11)**	(5/1/12)***	(7/22/15)****
Managed Risk Moderate Growth ETF Portfolio
Class 1	8.46%	22.54%	8.30%	5.73%	5.85%	N/A	N/A
Class 2	8.33%	22.19%	8.03%	5.49%	5.61%	N/A	N/A
Class 3	8.27%	22.15%	7.93%	N/A	N/A	5.66%	N/A
Class 4	8.14%	21.83%	7.64%	N/A	N/A	5.42%	N/A
Investor Class	8.05%	20.95%	7.62%	N/A	N/A	N/A	5.31%
S&P 500 Total Return Index *****	15.25%	40.79%	17.65%	14.84%	15.04%	15.28%	14.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio share as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.49%, 0.74%, 0.84%, 1.09%, and 0.99% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2021	% of Net Assets
Exchange-Traded Funds - Equity	58.4%
Exchange-Traded Funds - Fixed Income	29.8%
Other Assets and Liabilities - net/Short-Term Investments	11.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 98.1%
66,282	FlexShares Global Upstream Natural Resources Index Fund	$2,537,938
187,981	SPDR Portfolio S&P 400 Mid Cap ETF	8,874,583
40,366	SPDR Portfolio S&P 500 Growth ETF	2,541,847
64,251	SPDR Portfolio S&P 500 Value ETF	2,540,485
173,266	SPDR Portfolio S&P 600 Small Cap ETF	7,613,308
220,078	Vanguard FTSE Developed Markets ETF	11,338,419
139,181	Vanguard FTSE Emerging Markets ETF	7,558,920
21,587	Vanguard Global ex-U.S. Real Estate ETF	1,259,817
12,363	Vanguard Real Estate ETF	1,258,430
40,229	Vanguard S&P 500 ETF	15,830,915
15,003	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	631,176
		61,985,838

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,349,972)	61,985,838

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
1,783,847	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $1,783,847)(a)	1,783,847

	TOTAL INVESTMENTS - 100.9% (Cost $50,133,819)	$63,769,685
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(559,206)
	NET ASSETS - 100.0%	$63,210,479

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 49.9%
42,752	FlexShares Global Upstream Natural Resources Index Fund	$1,636,974
57,735	SPDR Portfolio S&P 400 Mid Cap ETF	2,725,669
17,358	SPDR Portfolio S&P 500 Growth ETF	1,093,033
96,695	SPDR Portfolio S&P 500 Value ETF	3,823,320
49,668	SPDR Portfolio S&P 600 Small Cap ETF	2,182,412
84,117	Vanguard FTSE Developed Markets ETF	4,333,708
59,846	Vanguard FTSE Emerging Markets ETF(a)	3,250,236
27,846	Vanguard Global ex-U.S. Real Estate ETF	1,625,093
15,948	Vanguard Real Estate ETF	1,623,347
12,451	Vanguard S&P 500 ETF	4,899,718
		27,193,510
	FIXED INCOME - 48.0%
32,555	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,374,089
71,144	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	2,180,564
87,311	SPDR Portfolio Short Term Corporate Bond ETF	2,732,834
51,789	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,625,139
24,165	Vanguard Intermediate-Term Treasury ETF	1,638,629
20,445	Vanguard Mortgage-Backed Securities ETF	1,091,150
125,090	Vanguard Short-Term Inflation-Protected Securities ETF	6,555,966
53,356	Vanguard Short-Term Treasury ETF	3,277,659
9,558	Vanguard Total International Bond ETF(a)	545,762
54,231	Xtrackers USD High Yield Corporate Bond ETF(a)	2,186,052
		26,207,844

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,615,700)	53,401,354

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.9%
	COLLATERAL FOR SECURITIES LOANED - 12.5%
6,793,305	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $6,793,305)(b)	6,793,305

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.9% (Continued)
	MONEY MARKET FUNDS - 2.4%
1,334,686	STIT - Government & Agency Portfolio, Institutional Class, 0.03%(Cost $1,334,686)(b)	$1,334,686

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,127,991)	8,127,991

	TOTAL INVESTMENTS - 112.8% (Cost $53,743,691)	$61,529,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.8)%	(6,970,989)
	NET ASSETS - 100.0%	$54,558,356

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $8,792,315 at June 30, 2021. The loaned securities were secured with cash collateral of $6,793,305 and non-cash collateral of $2,188,598. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 30.0%
13,842	FlexShares Global Upstream Natural Resources Index Fund	$530,010
22,395	SPDR Portfolio S&P 400 Mid Cap ETF	1,057,268
8,416	SPDR Portfolio S&P 500 Growth ETF	529,956
26,835	SPDR Portfolio S&P 500 Value ETF(a)	1,061,056
12,006	SPDR Portfolio S&P 600 Small Cap ETF	527,544
25,489	Vanguard FTSE Developed Markets ETF	1,313,193
4,836	Vanguard FTSE Emerging Markets ETF(a)	262,643
9,000	Vanguard Global ex-U.S. Real Estate ETF	525,240
5,173	Vanguard Real Estate ETF	526,560
4,025	Vanguard S&P 500 ETF	1,583,917
		7,917,387
	FIXED INCOME - 68.0%
13,811	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,855,646
10,375	PIMCO Enhanced Short Maturity Active ETF	1,057,939
51,740	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,585,831
76,096	SPDR Portfolio Short Term Corporate Bond ETF	2,381,805
16,740	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	525,301
19,527	Vanguard Intermediate-Term Treasury ETF	1,324,126
9,912	Vanguard Mortgage-Backed Securities ETF	529,004
80,864	Vanguard Short-Term Inflation-Protected Securities ETF	4,238,081
38,748	Vanguard Short-Term Treasury ETF	2,380,290
18,537	Vanguard Total International Bond ETF(a)	1,058,463
26,257	Xtrackers USD High Yield Corporate Bond ETF(a)	1,058,420
		17,994,906

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,467,216)	25,912,293

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.7%
	COLLATERAL FOR SECURITIES LOANED - 15.4%
4,065,729	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $4,065,729)(b)	4,065,729

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.7% (Continued)
	MONEY MARKET FUNDS - 2.3%
618,145	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $618,145)(b)	$618,145

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,683,874)	4,683,874

	TOTAL INVESTMENTS - 115.7% (Cost $28,151,090)	$30,596,167
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7)%	(4,162,757)
	NET ASSETS - 100.0%	$26,433,410

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,437,969 at June 30, 2021. The loaned securities were secured with cash collateral of $4,065,729 and non-cash collateral of $467,845. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 85.0%
76,322	FlexShares Global Upstream Natural Resources Index Fund	$2,922,369
170,073	SPDR Portfolio S&P 400 Mid Cap ETF	8,029,146
46,480	SPDR Portfolio S&P 500 Growth ETF	2,926,846
92,479	SPDR Portfolio S&P 500 Value ETF	3,656,620
133,008	SPDR Portfolio S&P 600 Small Cap ETF	5,844,372
239,336	Vanguard FTSE Developed Markets ETF	12,330,591
120,193	Vanguard FTSE Emerging Markets ETF(a)	6,527,682
37,285	Vanguard Global ex-U.S. Real Estate ETF	2,175,953
14,235	Vanguard Real Estate ETF	1,448,981
38,914	Vanguard S&P 500 ETF	15,313,436
17,275	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	726,759
		61,902,755
	FIXED INCOME - 13.0%
10,897	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,464,121
46,231	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,450,729
13,688	Vanguard Mortgage-Backed Securities ETF	730,529
41,872	Vanguard Short-Term Inflation-Protected Securities ETF	2,194,511
23,779	Vanguard Short-Term Treasury ETF	1,460,744
54,384	Xtrackers USD High Yield Corporate Bond ETF(a)	2,192,219
		9,492,853

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,331,568)	71,395,608

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.3%
	COLLATERAL FOR SECURITIES LOANED - 3.7%
2,746,994	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $2,746,994)(b)	2,746,994

	MONEY MARKET FUNDS - 2.6%
1,876,415	STIT - Government & Agency Portfolio, Institutional Class, 0.03%(Cost $1,876,415)(b)	1,876,415

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,623,409)	4,623,409

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2021

Fair Value
TOTAL INVESTMENTS - 104.3% (Cost $59,954,977)	$76,019,017
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%	(3,107,353)
NET ASSETS - 100.0%	$72,911,664

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $9,299,748 at June 30, 2021. The loaned securities were secured with cash collateral of $2,746,994 and non-cash collateral of $6,756,202. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 64.8%
90,470	FlexShares Global Upstream Natural Resources Index Fund	$3,464,096
146,615	SPDR Portfolio S&P 400 Mid Cap ETF	6,921,694
27,548	SPDR Portfolio S&P 500 Growth ETF	1,734,698
65,773	SPDR Portfolio S&P 500 Value ETF	2,600,664
118,245	SPDR Portfolio S&P 600 Small Cap ETF	5,195,685
200,259	Vanguard FTSE Developed Markets ETF	10,317,344
110,725	Vanguard FTSE Emerging Markets ETF(a)	6,013,475
44,196	Vanguard Global ex-U.S. Real Estate ETF	2,579,279
16,874	Vanguard Real Estate ETF	1,717,604
39,552	Vanguard S&P 500 ETF	15,564,503
		56,109,042
	FIXED INCOME - 33.1%
32,293	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,338,887
249,104	SPDR Portfolio Short Term Corporate Bond ETF	7,796,956
54,801	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,719,655
12,784	Vanguard Intermediate-Term Treasury ETF	866,883
32,450	Vanguard Mortgage-Backed Securities ETF	1,731,857
99,266	Vanguard Short-Term Inflation-Protected Securities ETF	5,202,531
28,187	Vanguard Short-Term Treasury ETF	1,731,527
15,170	Vanguard Total International Bond ETF(a)	866,207
107,442	Xtrackers USD High Yield Corporate Bond ETF(a)	4,330,987
		28,585,490

	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,334,086)	84,694,532

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.9%
	COLLATERAL FOR SECURITIES LOANED - 6.6%
5,698,233	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $5,698,233)(b)	5,698,233

	MONEY MARKET FUNDS - 3.3%
2,829,751	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $2,829,751)(b)	2,829,751

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2021

Fair Value
SHORT-TERM INVESTMENTS — 9.9% (Continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $8,527,984)	$8,527,984

TOTAL INVESTMENTS - 107.8% (Cost $76,862,070)	$93,222,516
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8)%	(6,742,431)
NET ASSETS - 100.0%	$86,480,085

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $10,753,314 at June 30, 2021. The loaned securities were secured with cash collateral of $5,698,233 and non-cash collateral of $5,293,825. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.1%
	EQUITY - 44.9%
336,021	FlexShares Global Upstream Natural Resources Index Fund(a)	$12,866,244
452,919	SPDR Portfolio S&P 400 Mid Cap ETF	21,382,306
136,421	SPDR Portfolio S&P 500 Growth ETF(a)	8,590,431
760,006	SPDR Portfolio S&P 500 Value ETF	30,050,637
390,386	SPDR Portfolio S&P 600 Small Cap ETF	17,153,561
661,143	Vanguard FTSE Developed Markets ETF	34,062,087
470,349	Vanguard FTSE Emerging Markets ETF	25,544,654
218,864	Vanguard Global ex-U.S. Real Estate ETF	12,772,903
125,351	Vanguard Real Estate ETF	12,759,478
97,856	Vanguard S&P 500 ETF	38,508,294
		213,690,595
	FIXED INCOME - 43.2%
255,874	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	34,379,231
559,173	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	17,138,652
685,338	SPDR Portfolio Short Term Corporate Bond ETF	21,451,079
407,031	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	12,772,633
189,936	Vanguard Intermediate-Term Treasury ETF	12,879,560
161,545	Vanguard Mortgage-Backed Securities ETF	8,621,657
983,180	Vanguard Short-Term Inflation-Protected Securities ETF	51,528,463
418,767	Vanguard Short-Term Treasury ETF	25,724,857
75,078	Vanguard Total International Bond ETF(a)	4,286,954
425,664	Xtrackers USD High Yield Corporate Bond ETF(a)	17,158,516
		205,941,602

	TOTAL EXCHANGE-TRADED FUNDS (Cost $334,530,221)	419,632,197

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 20.3%
	COLLATERAL FOR SECURITIES LOANED - 8.8%
41,953,087	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $41,953,087)(b)	41,953,087

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 20.3% (Continued)
	MONEY MARKET FUNDS - 11.5%
54,616,809	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $54,616,809)(b)	$54,616,809

	TOTAL SHORT-TERM INVESTMENTS (Cost $96,569,896)	96,569,896

	TOTAL INVESTMENTS - 108.4% (Cost $431,100,117)	$516,202,093
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.4)%	(39,975,081)
	NET ASSETS - 100.0%	$476,227,012

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount(c)	(Depreciation)
209	CBOT 5 Year US Treasury Note Futures	09/30/2021	$25,796,870	$(78,309)
17	CME E-Mini Russell 2000 Index Futures	09/17/2021	1,961,630	1,742
46	CME E-Mini Standard & Poor’s 500 Index Futures	09/17/2021	9,863,780	137,425
12	CME E-Mini Standard & Poor’s MidCap 400 Index Futures	09/17/2021	3,230,880	(39,900)
42	ICE US Mini MSCI EAFE Index Futures	09/17/2021	4,838,610	(115,500)
65	ICE US MSCI Emerging Markets EM Index Futures	09/17/2021	4,435,600	(4,225)
	TOTAL FUTURES CONTRACTS			$(98,767)

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $55,042,182 at June 30, 2021. The loaned securities were secured with cash collateral of $41,953,087 and non-cash collateral of $14,277,326. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 76.5%
769,173	FlexShares Global Upstream Natural Resources Index Fund	$29,451,634
1,713,945	SPDR Portfolio S&P 400 Mid Cap ETF	80,915,343
468,431	SPDR Portfolio S&P 500 Growth ETF	29,497,100
931,986	SPDR Portfolio S&P 500 Value ETF	36,850,726
1,340,432	SPDR Portfolio S&P 600 Small Cap ETF	58,898,582
2,411,976	Vanguard FTSE Developed Markets ETF	124,265,005
1,211,279	Vanguard FTSE Emerging Markets ETF	65,784,562
375,740	Vanguard Global ex-U.S. Real Estate ETF	21,928,186
143,473	Vanguard Real Estate ETF	14,604,117
391,991	Vanguard S&P 500 ETF	154,256,299
174,083	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	7,323,672
		623,775,226
	FIXED INCOME - 11.7%
109,822	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	14,755,684
465,888	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,619,565
137,604	Vanguard Mortgage-Backed Securities ETF	7,343,925
421,977	Vanguard Short-Term Inflation-Protected Securities ETF	22,115,815
239,645	Vanguard Short-Term Treasury ETF	14,721,392
548,499	Xtrackers USD High Yield Corporate Bond ETF(a)	22,109,995
		95,666,376

	TOTAL EXCHANGE-TRADED FUNDS (Cost $487,724,750)	719,441,602

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.0%
	COLLATERAL FOR SECURITIES LOANED - 4.5%
36,468,330	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $36,468,330)(b)	36,468,330

	MONEY MARKET FUNDS - 11.5%
93,645,280	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $93,645,280)(b)	93,645,280

	TOTAL SHORT-TERM INVESTMENTS (Cost $130,113,610)	130,113,610

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	TOTAL INVESTMENTS - 104.2% (Cost $617,838,360)	$849,555,212
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(34,309,784)
	NET ASSETS - 100.0%	$815,245,428

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount(c)	(Depreciation)
106	CBOT 5 Year US Treasury Note Futures	09/30/2021	$13,083,580	$(39,717)
58	CME E-Mini Russell 2000 Index Futures	09/17/2021	6,692,620	5,945
120	CME E-Mini Standard & Poor’s 500 Index Futures	09/17/2021	25,731,600	358,500
37	CME E-Mini Standard & Poor’s MidCap 400 Index Futures	09/17/2021	9,961,880	(123,025)
133	ICE US Mini MSCI EAFE Index Futures	09/17/2021	15,322,265	(365,750)
166	ICE US MSCI Emerging Markets EM Index Futures	09/17/2021	11,327,840	(10,790)
	TOTAL FUTURES CONTRACTS			$(174,837)

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $36,387,202 at June 30, 2021. The loaned securities were secured with cash collateral of $36,468,330 and non-cash collateral of $712,149. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 58.4%
763,970	FlexShares Global Upstream Natural Resources Index Fund	$29,252,411
1,238,089	SPDR Portfolio S&P 400 Mid Cap ETF	58,450,182
232,636	SPDR Portfolio S&P 500 Growth ETF	14,649,089
555,411	SPDR Portfolio S&P 500 Value ETF	21,960,951
998,530	SPDR Portfolio S&P 600 Small Cap ETF	43,875,408
1,691,069	Vanguard FTSE Developed Markets ETF	87,123,875
935,718	Vanguard FTSE Emerging Markets ETF	50,818,844
373,202	Vanguard Global ex-U.S. Real Estate ETF	21,780,069
142,503	Vanguard Real Estate ETF	14,505,380
333,723	Vanguard S&P 500 ETF	131,326,675
		473,742,884
	FIXED INCOME - 29.8%
272,697	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	36,639,569
2,103,541	SPDR Portfolio Short Term Corporate Bond ETF	65,840,834
462,730	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,520,467
107,672	Vanguard Intermediate-Term Treasury ETF	7,301,238
273,088	Vanguard Mortgage-Backed Securities ETF	14,574,707
838,254	Vanguard Short-Term Inflation-Protected Securities ETF	43,932,892
237,245	Vanguard Short-Term Treasury ETF	14,573,960
128,681	Vanguard Total International Bond ETF(a)	7,347,685
907,298	Xtrackers USD High Yield Corporate Bond ETF(a)	36,573,182
		241,304,534

	TOTAL EXCHANGE-TRADED FUNDS (Cost $531,859,631)	715,047,418

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.1%
	COLLATERAL FOR SECURITIES LOANED - 3.7%
29,875,008	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $29,875,008)(b)	29,875,008

	MONEY MARKET FUNDS - 11.4%
92,964,020	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $92,964,020)(b)	92,964,020

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.1% (Continued)
	TOTAL SHORT-TERM INVESTMENTS (Cost $122,839,028)	$122,839,028

	TOTAL INVESTMENTS - 103.3% (Cost $654,698,659)	$837,886,446
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%	(27,049,637)
	NET ASSETS - 100.0%	$810,836,809

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount(c)	(Depreciation)
247	CBOT 5 Year US Treasury Note Futures	09/30/2021	$30,487,210	$(92,548)
43	CME E-Mini Russell 2000 Index Futures	09/17/2021	4,961,770	4,407
96	CME E-Mini Standard & Poor’s 500 Index Futures	09/17/2021	20,585,280	286,801
29	CME E-Mini Standard & Poor’s MidCap 400 Index Futures	09/17/2021	7,807,960	(96,425)
103	ICE US Mini MSCI EAFE Index Futures	09/17/2021	11,866,115	(283,250)
129	ICE US MSCI Emerging Markets EM Index Futures	09/17/2021	8,802,960	(8,385)
	TOTAL FUTURES CONTRACTS			$(189,400)

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $75,241,686 at June 30, 2021. The loaned securities were secured with cash collateral of $29,875,008 and non-cash collateral of $47,029,635. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2021

	Aggressive		Balanced	Conservative
	Growth		ETF	ETF
Assets:	ETF Portfolio		Portfolio	Portfolio
Investments in securities, at cost	$50,133,819		$53,743,691	$28,151,090
Investments in securities, at value (Securities on loan $0,$8,792,315 and $4,437,969, respectively)	$63,769,685		$61,529,345	$30,596,167
Receivable for securities sold	65,301		139,482	67,211
Receivable for Portfolio shares sold	238		55,850	1,173
Interest and dividends receivable	53,595		16,829	5,439
Total Assets	63,888,819		61,741,506	30,669,990
Liabilities:
Collateral on securities loaned	—		6,793,305	4,065,729
Payable for Portfolio shares redeemed	74,921		436	1,165
Payable for securities purchased	579,881		369,722	160,418
Accrued investment advisory fees	5,115		4,452	2,159
Accrued distribution (12b-1) fees	12,217		9,377	3,805
Accrued shareholder service fees	—		65	—
Payable to related parties and administrative service fees	6,206		5,793	3,304
Total Liabilities	678,340		7,183,150	4,236,580
Net Assets	$63,210,479		$54,558,356	$26,433,410

Components of Net Assets:
Paid in capital	$49,875,080		$45,884,939	$23,616,591
Accumulated earnings	13,335,399		8,673,417	2,816,819
Net Assets	$63,210,479		$54,558,356	$26,433,410

Class 1 Shares:
Net assets	$4,345,263		$9,362,969	$13,200,309
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	226,804		631,737	979,179

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$19.16		$14.82	$13.48

Class 2 Shares:
Net assets	$57,519,191		$43,629,281	$7,897,281
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	3,042,604		3,065,547	591,301

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.90		$14.23	$13.36

Investor Class Shares:
Net assets	$1,346,005		$1,190,071	$5,335,806
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	66,169		78,708	389,014

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$20.34		$15.12	$13.72

Service Class Shares:
Net assets	$20		$376,035	$14
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		26,428	1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.90	(a)	$14.23	$13.36	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2021

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$59,954,977		$76,862,070
Investments in securities, at value (Securities on loan $9,299,748 and $10,753,314, respectively)	$76,019,017		$93,222,516
Receivable for securities sold	106,268		36,748
Receivable for Portfolio shares sold	29,574		28,354
Interest and dividends receivable	51,878		52,616
Total Assets	76,206,737		93,340,234
Liabilities:
Collateral on securities loaned	2,746,994		5,698,233
Payable for Portfolio shares redeemed	1,107		1,396
Payable for securities purchased	520,533		1,117,194
Accrued investment advisory fees	5,895		6,986
Accrued distribution (12b-1) fees	13,606		6,901
Accrued shareholder service fees	—		21,639
Payable to related parties and administrative service fees	6,938		7,800
Total Liabilities	3,295,073		6,860,149
Net Assets	$72,911,664		$86,480,085

Components of Net Assets:
Paid in capital	$56,778,736		$69,240,937
Accumulated earnings	16,132,928		17,239,148
Net Assets	$72,911,664		$86,480,085

Class 1 Shares:
Net assets	$6,454,370		$9,440,652
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	340,138		621,445

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.98		$15.19

Class 2 Shares:
Net assets	$65,437,701		$64,181,540
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	3,529,639		4,402,856

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.54		$14.58

Investor Class Shares:
Net assets	$1,019,573		$394,034
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	50,240		24,547

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$20.29		$16.05

Service Class Shares:
Net assets	$20		$12,463,859
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		857,892

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.54	(a)	$14.53

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2021

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investments in securities, at cost	$431,100,117	$617,838,360	$654,698,659
Investments in securities, at value (Securities on loan $55,042,182, $36,387,202 and $75,241,686, respectively)	$516,202,093	$849,555,212	$837,886,446
Deposits with Broker	1,509,825	4,002,547	3,233,645
Receivable for securities sold	1,811,984	4,136,433	3,385,991
Receivable for Portfolio shares sold	894,445	161,510	578,356
Unrealized appreciation on future contracts	139,167	364,445	291,208
Interest and dividends receivable	132,734	531,429	452,249
Total Assets	520,690,248	858,751,576	845,827,895
Liabilities:
Collateral on securities loaned	41,953,087	36,468,330	29,875,008
Payable for Portfolio shares redeemed	163,661	579,681	158,230
Payable for securities purchased	1,838,448	5,468,281	4,020,499
Unrealized depreciation on futures contracts	237,934	539,282	480,608
Accrued distribution (12b-1) fees	107,573	175,072	183,068
Accrued investment advisory fees	118,201	201,522	198,951
Payable to related parties and administrative service fees	44,332	73,980	74,722
Total Liabilities	44,463,236	43,506,148	34,991,086
Net Assets	$476,227,012	$815,245,428	$810,836,809

Components of Net Assets:
Paid in capital	$388,161,166	$613,332,337	$628,358,131
Accumulated earnings	88,065,846	201,913,091	182,478,678
Net Assets	$476,227,012	$815,245,428	$810,836,809

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2021

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio
Class 1 Shares:
Net assets	$157,734		$30,550,636		$1,181,994
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	12,480		2,350,980		88,643

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.64		$12.99		$13.33

Class 2 Shares:
Net assets	$384,552,393		$629,931,378		$638,840,726
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	30,617,124		48,770,599		48,137,503

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.56		$12.92		$13.27

Class 3 Shares:
Net assets	$84,135,884		$150,033,275		$163,706,170
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	6,669,923		11,676,202		12,386,295

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.61		$12.85		$13.22

Class 4 Shares:
Net assets	$7,380,985		$4,730,123		$6,594,310
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	597,534		365,014		501,328

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.35		$12.96		$13.15

Investor Class Shares:
Net assets	$16		$16		$513,609
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		1		36,461

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.31	(a)	$13.50	(a)	$14.09

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2021

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$445,556	$372,901	$132,493	$544,150	$626,173
Interest income	188	165	80	213	248
Securities lending income - net	4,996	12,318	5,866	9,689	15,582
Total Investment Income	450,740	385,384	138,439	554,052	642,003
Expenses:
Investment advisory fees	26,064	24,927	10,965	31,698	39,097
Distribution fees (12b-1)
Class 2 Shares	59,264	50,203	9,257	70,748	71,210
Investor Shares	2,742	2,704	5,853	2,059	886
Shareholder service fees	—	65	—	—	18,271
Related parties and administrative service fees	30,738	29,849	15,886	36,288	43,688
Total Expenses	118,808	107,748	41,961	140,793	173,152
Net Investment Income	331,932	277,636	96,478	413,259	468,851

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	679,818	839,199	188,283	944,949	1,433,774
Net change in unrealized appreciation on:
Investments	5,562,513	2,318,916	664,640	5,768,990	5,062,003
Net Realized and Unrealized Gain on Investments	6,242,331	3,158,115	852,923	6,713,939	6,495,777
Net Increase in Net Assets Resulting from Operations	$6,574,263	$3,435,751	$949,401	$7,127,198	$6,964,628

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2021

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$3,101,253	$5,913,316	$5,669,831
Interest income	6,799	7,323	9,473
Securities lending income - net	106,969	104,520	151,930
Total Investment Income	3,215,021	6,025,159	5,831,234
Expenses:
Investment advisory fees	712,343	1,207,302	1,204,076
Distribution fees (12b-1)
Class 2 Shares	479,314	775,532	791,403
Class 3 Shares	146,343	262,789	282,550
Class 4 Shares	23,000	14,074	19,980
Investor Shares	—	—	824
Related parties and administrative service fees	242,865	407,852	406,776
Total Expenses	1,603,865	2,667,549	2,705,609
Net Investment Income	1,611,156	3,357,610	3,125,625

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	10,344,011	28,407,705	21,903,767
Futures contracts	1,361,423	(5,700,198)	1,753,375
Total net realized gain	11,705,434	22,707,507	23,657,142
Net change in unrealized appreciation (depreciation) on:
Investments	17,337,207	51,564,203	39,234,468
Futures contracts	(754,317)	(1,896,977)	(1,573,764)
Total unrealized appreciation	16,582,890	49,667,226	37,660,704
Net Realized and Unrealized Gain on Investments and Futures Contracts	28,288,324	72,374,733	61,317,846
Net Increase in Net Assets Resulting from Operations	$29,899,480	$75,732,343	$64,443,471

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2021	Year Ended		June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020		(Unaudited)	December 31, 2020
Increase in Net Assets:
From Operations:
Net investment income	$331,932	$393,632		$277,636	$509,137
Net realized gain (loss) on investments	679,818	(1,665,726)		839,199	(662,261)
Net change in unrealized appreciation on investments	5,562,513	6,218,272		2,318,916	3,895,508
Net increase in net assets resulting from operations	6,574,263	4,946,178		3,435,751	3,742,384
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(55,804)		—	(102,505)
Class 2	—	(571,555)		—	(404,997)
Investor	—	(17,895)		—	(13,606)
Service	—	(0	) (a)	—	(0	) (a)
Total distributions to shareholders	—	(645,254)		—	(521,108)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	893,220	862,506		1,587,213	1,678,754
Class 2	18,483,469	12,865,849		10,976,171	14,894,393
Investor	458,923	361,697		76,328	334,481
Service	—	—		378,063	—
Reinvestment of distributions
Class 1	—	55,803		—	102,505
Class 2	—	571,555		—	404,997
Investor	—	17,895		—	13,605
Service	—	0	(a)	—	0	(a)
Cost of shares redeemed
Class 1	(77,690)	(377,091)		(869,550)	(979,561)
Class 2	(822,613)	(1,501,939)		(2,913,091)	(3,731,214)
Investor	(264,291)	(92,295)		(4,096)	(363,850)
Service	—	—		(159)	—
Net increase in net assets from share transactions of beneficial interest	18,671,018	12,763,980		9,230,879	12,354,110
Total Increase In Net Assets	25,245,281	17,064,904		12,666,630	15,575,386

Net Assets:
Beginning of period	37,965,198	20,900,294		41,891,726	26,316,340
End of period	$63,210,479	$37,965,198		$54,558,356	$41,891,726

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
SHARE ACTIVITY
Class 1
Shares Sold	48,162	59,105	109,927	130,529
Shares Reinvested	—	4,029	—	8,214
Shares Redeemed	(4,309)	(25,084)	(60,666)	(80,181)
Net increase in shares of beneficial interest outstanding	43,853	38,050	49,261	58,562

Class 2
Shares Sold	1,035,869	910,580	804,688	1,254,969
Shares Reinvested	—	41,719	—	33,750
Shares Redeemed	(45,705)	(103,919)	(209,194)	(309,502)
Net increase in shares of beneficial interest outstanding	990,164	848,380	595,494	979,217

Investor Class
Shares Sold	22,966	22,883	5,067	25,476
Shares Reinvested	—	1,212	—	1,065
Shares Redeemed	(13,573)	(5,897)	(279)	(29,365)
Net increase (decrease) in shares of beneficial interest outstanding	9,393	18,198	4,788	(2,824)

Service Class
Shares Sold	—	—	26,438	—
Shares Reinvested	—	0 (b)	—	0 (b)
Shares Redeemed	—	—	(11)	—
Net increase in shares of beneficial interest outstanding	—	0 (b)	26,427	0 (b)

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2021	Year Ended		June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020		(Unaudited)	December 31, 2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$96,478	$242,591		$413,259	$626,158
Net realized gain (loss) on investments	188,283	(113,911)		944,949	(1,810,404)
Net change in unrealized appreciation on investments	664,640	1,150,450		5,768,990	7,381,487
Net increase in net assets resulting from operations	949,401	1,279,130		7,127,198	6,197,241
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(199,019)		—	(87,357)
Class 2	—	(113,727)		—	(823,310)
Investor	—	(5,339)		—	(8,464)
Service	—	(0	) (a)	—	(0	) (a)
Total distributions to shareholders	—	(318,085)		—	(919,131)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,870,324	1,944,973		570,247	1,186,664
Class 2	1,337,179	3,978,229		12,632,134	15,000,167
Investor	4,434,321	560,809		290,606	146,890
Reinvestment of distributions
Class 1	—	199,018		—	87,357
Class 2	—	113,728		—	823,310
Investor	—	5,339		—	8,463
Service	—	0	(a)	—	0	(a)
Cost of shares redeemed
Class 1	(322,446)	(1,108,353)		(289,181)	(1,114,174)
Class 2	(423,619)	(2,440,050)		(613,827)	(2,916,006)
Investor	(57,052)	(6,944)		(53,257)	(536,698)
Net increase in net assets from share transactions of beneficial interest	6,838,707	3,246,749		12,536,722	12,685,973
Total Increase In Net Assets	7,788,108	4,207,794		19,663,920	17,964,083

Net Assets:
Beginning of period	18,645,302	14,437,508		53,247,744	35,283,661
End of period	$26,433,410	$18,645,302		$72,911,664	$53,247,744

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
SHARE ACTIVITY
Class 1
Shares Sold	142,315	160,702	30,914	79,457
Shares Reinvested	—	16,475	—	6,096
Shares Redeemed	(24,477)	(92,897)	(15,762)	(73,823)
Net increase in shares of beneficial interest outstanding	117,838	84,280	15,152	11,730

Class 2
Shares Sold	102,550	331,883	713,810	1,043,879
Shares Reinvested	—	9,485	—	58,683
Shares Redeemed	(32,318)	(199,615)	(34,152)	(194,986)
Net increase in shares of beneficial interest outstanding	70,232	141,753	679,658	907,576

Investor Class
Shares Sold	326,229	43,563	14,683	8,852
Shares Reinvested	—	433	—	550
Shares Redeemed	(4,180)	(551)	(2,777)	(34,351)
Net increase (decrease) in shares of beneficial interest outstanding	322,049	43,445	11,906	(24,949)

Service Class
Shares Reinvested	—	0 (b)	—	0 (b)
Net increase in shares of beneficial interest outstanding	—	0 (b)	—	0 (b)

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$468,851	$935,678
Net realized gain (loss) on investments	1,433,774	(1,817,034)
Net change in unrealized appreciation on investments	5,062,003	7,965,044
Net increase in net assets resulting from operations	6,964,628	7,083,688
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(130,940)
Class 2	—	(690,388)
Investor	—	(4,494)
Service	—	(191,226)
Total distributions to shareholders	—	(1,017,048)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,081,237	787,483
Class 2	10,473,246	17,881,826
Investor	43,519	60,013
Reinvestment of distributions
Class 1	—	130,940
Class 2	—	690,388
Investor	—	4,494
Service	—	191,226
Cost of shares redeemed
Class 1	(764,230)	(1,973,612)
Class 2	(3,161,045)	(2,658,210)
Investor	(3,657)	(4,183)
Service	(462,861)	(880,860)
Net increase in net assets from share transactions of beneficial interest	7,206,209	14,229,505
Total Increase In Net Assets	14,170,837	20,296,145

Net Assets:
Beginning of period	72,309,248	52,013,103
End of period	$86,480,085	$72,309,248

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
SHARE ACTIVITY
Class 1
Shares Sold	73,456	64,366
Shares Reinvested	—	10,741
Shares Redeemed	(52,840)	(164,507)
Net increase (decrease) in shares of beneficial interest outstanding	20,616	(89,400)

Class 2
Shares Sold	741,966	1,490,716
Shares Reinvested	—	58,907
Shares Redeemed	(227,697)	(219,207)
Net increase in shares of beneficial interest outstanding	514,269	1,330,416

Investor Class
Shares Sold	2,767	4,463
Shares Reinvested	—	348
Shares Redeemed	(234)	(321)
Net increase in shares of beneficial interest outstanding	2,533	4,490

Service Class
Shares Reinvested	—	16,372
Shares Redeemed	(32,907)	(74,801)
Net decrease in shares of beneficial interest outstanding	(32,907)	(58,429)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,611,156	$5,015,202
Net realized gain (loss) on investments and futures contracts	11,705,434	(13,035,225)
Net change in unrealized appreciation on investments and futures contracts	16,582,890	32,326,083
Net increase in net assets resulting from operations	29,899,480	24,306,060
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(5,373)
Class 2	—	(13,352,114)
Class 3	—	(2,826,328)
Class 4	—	(288,954)
Investor	—	(0	) (a)
Total distributions to shareholders	—	(16,472,769)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 2	10,582,258	18,413,961
Class 3	2,462,312	5,363,937
Class 4	152,990	82,374
Reinvestment of distributions
Class 1	—	5,373
Class 2	—	13,352,114
Class 3	—	2,826,327
Class 4	—	288,954
Investor Class	—	0	(a)
Cost of shares redeemed
Class 1	(120)	(240)
Class 2	(33,116,216)	(64,403,467)
Class 3	(6,455,003)	(15,413,079)
Class 4	(1,350,076)	(2,444,149)
Net decrease in net assets from share transactions of beneficial interest	(27,723,855)	(41,927,895)
Total Increase (Decrease) In Net Assets	2,175,625	(34,094,604)

Net Assets:
Beginning of period	474,051,387	508,145,991
End of period	$476,227,012	$474,051,387

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
SHARE ACTIVITY
Class 1
Shares Reinvested	—	493
Shares Redeemed	(10)	(21)
Net increase (decrease) in shares of beneficial interest outstanding	(10)	472

Class 2
Shares Sold	865,524	1,644,551
Shares Reinvested	—	1,231,745
Shares Redeemed	(2,703,435)	(5,776,639)
Net decrease in shares of beneficial interest outstanding	(1,837,911)	(2,900,343)

Class 3
Shares Sold	200,611	477,923
Shares Reinvested	—	259,296
Shares Redeemed	(523,695)	(1,375,384)
Net decrease in shares of beneficial interest outstanding	(323,084)	(638,165)

Class 4
Shares Sold	12,807	7,314
Shares Reinvested	—	27,030
Shares Redeemed	(112,506)	(219,263)
Net decrease in shares of beneficial interest outstanding	(99,699)	(184,919)

Investor
Shares Reinvested	—	0 (b)
Net increase in shares of beneficial interest outstanding	—	0 (b)

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,357,610	$8,324,725
Net realized gain (loss) on investments and futures contracts	22,707,507	(50,631,244)
Net change in unrealized appreciation on investments and futures contracts	49,667,226	78,109,427
Net increase in net assets resulting from operations	75,732,343	35,802,908
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(664,474)
Class 2	—	(12,388,765)
Class 3	—	(2,920,953)
Class 4	—	(81,363)
Investor	—	(0	) (a)
Total distributions to shareholders	—	(16,055,555)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	4,937	378,023
Class 2	10,648,504	21,981,934
Class 3	1,636,469	3,432,665
Class 4	33,754	46,660
Reinvestment of distributions
Class 1	—	664,474
Class 2	—	12,388,764
Class 3	—	2,920,953
Class 4	—	81,363
Investor Class	—	0	(a)
Cost of shares redeemed
Class 1	(808,426)	(3,076,272)
Class 2	(52,552,538)	(88,113,133)
Class 3	(15,459,467)	(23,343,893)
Class 4	(328,678)	(725,805)
Net decrease in net assets from share transactions of beneficial interest	(56,825,445)	(73,364,267)
Total Increase (Decrease) In Net Assets	18,906,898	(53,616,914)

Net Assets:
Beginning of period	796,338,530	849,955,444
End of period	$815,245,428	$796,338,530

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
SHARE ACTIVITY
Class 1
Shares Sold	378	37,060
Shares Reinvested	—	63,163
Shares Redeemed	(64,849)	(281,167)
Net decrease in shares of beneficial interest outstanding	(64,471)	(180,944)

Class 2
Shares Sold	847,411	2,047,124
Shares Reinvested	—	1,182,134
Shares Redeemed	(4,230,441)	(8,133,456)
Net decrease in shares of beneficial interest outstanding	(3,383,030)	(4,904,198)

Class 3
Shares Sold	130,837	327,579
Shares Reinvested	—	280,053
Shares Redeemed	(1,247,425)	(2,140,664)
Net decrease in shares of beneficial interest outstanding	(1,116,588)	(1,533,032)

Class 4
Shares Sold	2,766	4,257
Shares Reinvested	—	7,719
Shares Redeemed	(26,198)	(65,893)
Net decrease in shares of beneficial interest outstanding	(23,432)	(53,917)

Investor
Shares Reinvested	—	0 (b)
Net increase in shares of beneficial interest outstanding	—	0 (b)

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,125,625	$8,813,642
Net realized gain (loss) on investments and futures contracts	23,657,142	(31,192,772)
Net change in unrealized appreciation on investments and futures contracts	37,660,704	63,848,584
Net increase in net assets resulting from operations	64,443,471	41,469,454
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(35,918)
Class 2	—	(18,828,342)
Class 3	—	(4,700,770)
Class 4	—	(177,441)
Investor	—	(0	) (a)
Total distributions to shareholders	—	(23,742,471)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	188,410	—
Class 2	7,312,006	17,006,219
Class 3	3,520,135	3,716,608
Class 4	197,000	91,841
Investor	493,679	—
Reinvestment of distributions
Class 1	—	35,918
Class 2	—	18,828,341
Class 3	—	4,700,770
Class 4	—	177,441
Investor Class	—	0	(a)
Cost of shares redeemed
Class 1	(216,337)	(61,796)
Class 2	(48,901,461)	(93,665,734)
Class 3	(12,637,933)	(24,035,316)
Class 4	(779,405)	(1,207,469)
Investor	(3,012)	—
Net decrease in net assets from share transactions of beneficial interest	(50,826,918)	(74,413,177)
Total Increase (Decrease) In Net Assets	13,616,553	(56,686,194)

Net Assets:
Beginning of period	797,220,256	853,906,450
End of period	$810,836,809	$797,220,256

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
SHARE ACTIVITY
Class 1
Shares Sold	14,350	—
Shares Reinvested	—	3,239
Shares Redeemed	(16,436)	(5,499)
Net decrease in shares of beneficial interest outstanding	(2,086)	(2,260)

Class 2
Shares Sold	565,234	1,488,051
Shares Reinvested	—	1,702,382
Shares Redeemed	(3,807,780)	(8,168,258)
Net decrease in shares of beneficial interest outstanding	(3,242,546)	(4,977,825)

Class 3
Shares Sold	273,053	326,437
Shares Reinvested	—	426,567
Shares Redeemed	(986,758)	(2,099,978)
Net decrease in shares of beneficial interest outstanding	(713,705)	(1,346,974)

Class 4
Shares Sold	15,348	7,884
Shares Reinvested	—	16,146
Shares Redeemed	(61,274)	(105,402)
Net decrease in shares of beneficial interest outstanding	(45,926)	(81,372)

Investor
Shares Sold	36,678	—
Shares Reinvested	—	0 (b)
Shares Redeemed	(218)	—
Net increase in shares of beneficial interest outstanding	36,460	0 (b)

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$16.72		$15.18	$12.88	$14.94	$12.69	$11.43
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.24	0.33	0.32	0.29	0.34
Net realized and unrealized gain (loss) on investments	2.31		1.65	2.78	(1.69)	2.32	1.18
Total income (loss) from investment operations	2.44		1.89	3.11	(1.37)	2.61	1.52
Less distributions from:
Net investment income	—		(0.21)	(0.24)	(0.16)	(0.22)	(0.14)
Net realized gain	—		(0.14)	(0.57)	(0.53)	(0.14)	(0.12)
Total distributions	—		(0.35)	(0.81)	(0.69)	(0.36)	(0.26)
Net asset value, end of period	$19.16		$16.72	$15.18	$12.88	$14.94	$12.69
Total return (c)	14.59	% (e)	12.92%	24.70%	(9.60)%	20.70%	13.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$4,345		$3,058	$2,199	$1,517	$785	$302
Ratio of expenses to average net assets (d)	0.22	% (f)	0.23%	0.25%	0.22%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.43	% (f)	1.68%	2.28%	2.17%	2.06%	2.81%
Portfolio turnover rate	4	% (e)	23%	46%	39%	44%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$16.52		$15.01	$12.75	$14.81	$12.60	$11.36
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.22	0.28	0.26	0.23	0.23
Net realized and unrealized gain (loss) on investments	2.27		1.61	2.76	(1.65)	2.31	1.25
Total income (loss) from investment operations	2.38		1.83	3.04	(1.39)	2.54	1.48
Less distributions from:
Net investment income	—		(0.18)	(0.21)	(0.14)	(0.19)	(0.12)
Net realized gain	—		(0.14)	(0.57)	(0.53)	(0.14)	(0.12)
Total distributions	—		(0.32)	(0.78)	(0.67)	(0.33)	(0.24)
Net asset value, end of period	$18.90		$16.52	$15.01	$12.75	$14.81	$12.60
Total return (c)	14.41	% (e)	12.68%	24.37%	(9.88)%	20.31%	13.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$57,519		$33,897	$18,077	$13,452	$10,409	$7,081
Ratio of expenses to average net assets (d)	0.47	% (f)	0.48%	0.50%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.26	% (f)	1.56%	1.99%	1.80%	1.69%	1.94%
Portfolio turnover rate	4	% (e)	23%	46%	39%	44%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$17.79		$16.18	$13.75	$14.81	$13.44	$11.96
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.19	0.38	0.23	0.23	0.23
Net realized and unrealized gain (loss) on investments	2.46		1.74	2.86	(0.62)	1.47	1.25
Total income (loss) from investment operations	2.55		1.93	3.24	(0.39)	1.70	1.48
Less distributions from:
Net investment income	—		(0.18)	(0.24)	(0.14)	(0.19)	—
Net realized gain	—		(0.14)	(0.57)	(0.53)	(0.14)	—
Total distributions	—		(0.32)	(0.81)	(0.67)	(0.33)	—
Net asset value, end of period	$20.34		$17.79	$16.18	$13.75	$14.81	$13.44
Total return (c)	14.33	% (f)	12.34%	24.06%	(10.22)%	18.78%	12.37%
Ratios and Supplemental Data:
Net assets, end of period (d)	$1,346,005		$1,010,285	$624,274	$19,713	$15	$13
Ratio of expenses to average net assets (e)	0.72	% (g)	0.73%	0.75%	0.72%	0.70%	0.70%
Ratio of net investment income to average net assets (b)(e)	0.97	% (g)	1.26%	2.47%	1.55%	1.44%	1.69%
Portfolio turnover rate	4	% (f)	23%	46%	39%	44%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Period Ended
	(Unaudited)		December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period	$16.52		$15.01	$14.76
Income (loss) from investment operations:
Net investment income (b)(c)	0.00	(h)	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	2.38		1.83	1.03
Total income from investment operations	2.38		1.83	1.03
Less distributions from:
Net investment income	—		(0.18)	(0.21)
Net realized gain	—		(0.14)	(0.57)
Total distributions	—		(0.32)	(0.78)
Net asset value, end of period (d)	$18.90		$16.52	$15.01
Total return (e)	14.41	% (i)	12.68%	7.42%
Ratios and Supplemental Data:
Net assets, end of period (f)	$20		$18	$16
Ratio of expenses to average net assets (g)	0.52	% (j)	0.53%	0.55	% (j)
Ratio of net investment income to average net assets (c)(g)	0.77	% (j)	1.06%	2.27	% (j)
Portfolio turnover rate	4	% (i)	23%	46%

(a)	The Aggressive Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2021		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$13.81		$12.91		$11.53	$12.58	$11.60	$10.93
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.22		0.32	0.32	0.30	0.40
Net realized and unrealized gain (loss) on investments	0.92		0.87		1.53	(0.98)	0.99	0.50
Total income (loss) from investment operations	1.01		1.09		1.85	(0.66)	1.29	0.90
Less distributions from:
Net investment income	—		(0.19)		(0.22)	(0.17)	(0.19)	(0.14)
Net realized gain	—		(0.00	) (e)	(0.25)	(0.22)	(0.12)	(0.09)
Total distributions	—		(0.19)		(0.47)	(0.39)	(0.31)	(0.23)
Net asset value, end of period	$14.82		$13.81		$12.91	$11.53	$12.58	$11.60
Total return (c)	7.31	% (f)	8.62%		16.26%	(5.38)%	11.20%	8.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$9,363		$8,045		$6,764	$5,009	$4,086	$1,574
Ratio of expenses to average net assets (d)	0.22	% (g)	0.21%		0.24%	0.22%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.31	% (g)	1.71%		2.56%	2.59%	2.43%	3.53%
Portfolio turnover rate	9	% (f)	23%		37%	45%	51%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2021		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$13.28		$12.43		$11.13	$12.17	$11.23	$10.60
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.19		0.28	0.28	0.24	0.22
Net realized and unrealized gain (loss) on investments	0.88		0.83		1.47	(0.95)	0.98	0.62
Total income (loss) from investment operations	0.95		1.02		1.75	(0.67)	1.22	0.84
Less distributions from:
Net investment income	—		(0.17)		(0.20)	(0.15)	(0.16)	(0.12)
Net realized gain	—		(0.00	) (e)	(0.25)	(0.22)	(0.12)	(0.09)
Total distributions	—		(0.17)		(0.45)	(0.37)	(0.28)	(0.21)
Net asset value, end of period	$14.23		$13.28		$12.43	$11.13	$12.17	$11.23
Total return (c)	7.15	% (f)	8.40%		15.93%	(5.62)%	10.95%	7.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$43,629		$32,802		$18,536	$12,444	$9,257	$7,747
Ratio of expenses to average net assets (d)	0.47	% (g)	0.46%		0.49%	0.47%	0.45%	0.47%
Ratio of net investment income to average net assets (b)(d)	1.08	% (g)	1.55%		2.35%	2.35%	2.04%	2.01%
Portfolio turnover rate	9	% (f)	23%		37%	45%	51%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2021		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$14.13		$13.25		$11.87	$12.16	$11.76	$10.93
Income (loss) from investment operations:
Net investment income (a)(b)	0.06		0.15		0.44	0.25	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.93		0.90		1.41	(0.17)	0.44	0.60
Total income (loss) from investment operations	0.99		1.05		1.85	0.08	0.68	0.83
Less distributions from:
Net investment income	—		(0.17)		(0.22)	(0.15)	(0.16)	—
Net realized gain	—		(0.00	) (f)	(0.25)	(0.22)	(0.12)	—
Total distributions	—		(0.17)		(0.47)	(0.37)	(0.28)	—
Net asset value, end of period	$15.12		$14.13		$13.25	$11.87	$12.16	$11.76
Total return (c)	7.01	% (g)	8.09%		15.78%	(5.81)%	10.13%	7.59%
Ratios and Supplemental Data:
Net assets, end of period (d)	$1,190,071		$1,044,188		$1,016,591	$26,277	$12	$12
Ratio of expenses to average net assets (e)	0.72	% (h)	0.72%		0.74%	0.72%	0.70%	0.70%
Ratio of net investment income to average net assets (b)(e)	0.80	% (h)	1.18%		3.35%	2.10%	1.79%	1.76%
Portfolio turnover rate	9	% (g)	23%		37%	45%	51%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Amount represents less than $0.01 per share.

(g)	Not Annualized

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2021		Year Ended		Period Ended
	(Unaudited)		December 31, 2020		December 31, 2019 (a)
Net asset value, beginning of period	$13.28		$12.43		$12.16
Income (loss) from investment operations:
Net investment income (b)(c)	0.24		0.00	(g)	0.00	(g)
Net realized and unrealized gain on investments	0.71		1.02		0.72
Total income from investment operations	0.95		1.02		0.72
Less distributions from:
Net investment income	—		(0.17)		(0.20)
Net realized gain	—		(0.00	) (g)	(0.25)
Total distributions	—		(0.17)		(0.45)
Net asset value, end of period	$14.23		$13.28	(h)	$12.43	(h)
Total return (d)	7.15	% (i)	8.40%		6.18%
Ratios and Supplemental Data:
Net assets, end of period (e)	$376,035		$14		$13
Ratio of expenses to average net assets (f)	0.52	% (j)	0.52%		0.54	% (j)
Ratio of net investment income to average net assets (c)(f)	3.42	% (j)	0.98%		3.15	% (j)
Portfolio turnover rate	9	% (i)	23%		37%

(a)	The Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Amount represents less than $0.01 per share.

(h)	NAV does not recalculate due to rounding of net assets.

(i)	Not annualized

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$12.89		$12.26	$11.28	$11.91	$11.23	$10.70
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.19	0.29	0.29	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.52		0.68	1.06	(0.57)	0.53	0.36
Total income (loss) from investment operations	0.59		0.87	1.35	(0.28)	0.78	0.66
Less distributions from:
Net investment income	—		(0.22)	(0.24)	(0.17)	(0.10)	(0.13)
Net realized gain	—		(0.02)	(0.13)	(0.18)	—	—
Total distributions	—		(0.24)	(0.37)	(0.35)	(0.10)	(0.13)
Net asset value, end of period	$13.48		$12.89	$12.26	$11.28	$11.91	$11.23
Total return (c)	4.58	% (e)	7.23%	12.03%	(2.48)%	7.00%	6.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$13,200		$11,103	$9,525	$7,506	$5,949	$4,026
Ratio of expenses to average net assets (d)	0.24	% (f)	0.25%	0.28%	0.23%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.01	% (f)	1.60%	2.43%	2.44%	2.15%	2.66%
Portfolio turnover rate	3	% (e)	28%	28%	47%	56%	93%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$12.79		$12.17	$11.21	$11.85	$11.17	$10.63
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.17	0.27	0.26	0.22	0.17
Net realized and unrealized gain (loss) on investments	0.52		0.67	1.03	(0.57)	0.54	0.45
Total income (loss) from investment operations	0.57		0.84	1.30	(0.31)	0.76	0.62
Less distributions from:
Net investment income	—		(0.20)	(0.21)	(0.15)	(0.08)	(0.08)
Net realized gain	—		(0.02)	(0.13)	(0.18)	—	—
Total distributions	—		(0.22)	(0.34)	(0.33)	(0.08)	(0.08)
Net asset value, end of period	$13.36		$12.79	$12.17	$11.21	$11.85	$11.17
Total return (c)	4.46	% (e)	7.04%	11.70%	(2.68)%	6.83%	5.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,897		$6,662	$4,618	$3,218	$2,581	$1,819
Ratio of expenses to average net assets (d)	0.49	% (f)	0.50%	0.53%	0.48%	0.45%	0.45%
Ratio of net investment income to average net assets (c)(d)	0.76	% (f)	1.36%	2.27%	2.18%	1.87%	1.58%
Portfolio turnover rate	3	% (e)	28%	28%	47%	56%	93%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$13.14		$12.54	$11.60	$11.84	$11.48	$10.86
Income (loss) from investment operations:
Net investment income (a)(b)	0.04		0.19	0.34	0.23	0.22	0.18
Net realized and unrealized gain (loss) on investments	0.54		0.64	0.97	(0.14)	0.24	0.44
Total income (loss) from investment operations	0.58		0.83	1.31	0.09	0.46	0.62
Less distributions from:
Net investment income	—		(0.21)	(0.24)	(0.15)	(0.10)	—
Net realized gain	—		(0.02)	(0.13)	(0.18)	—	—
Total distributions	—		(0.23)	(0.37)	(0.33)	(0.10)	—
Net asset value, end of period	$13.72		$13.14	$12.54	$11.60	$11.84	$11.48
Total return (c)	4.41	% (f)	6.68%	11.35%	(2.59)%	6.44%	5.71%
Ratios and Supplemental Data:
Net assets, end of period (d)	$5,335,806		$880,209	$294,872	$12	$12	$11
Ratio of expenses to average net assets (e)	0.74	% (g)	0.75%	0.78%	0.73%	0.70%	0.70%
Ratio of net investment income to average net assets (b)(e)	0.55	% (g)	1.52%	2.75%	1.96%	1.62%	1.33%
Portfolio turnover rate	3	% (f)	28%	28%	47%	56%	93%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Period Ended
	(Unaudited)		December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period	$12.79		$12.17	$11.93
Income (loss) from investment operations:
Net investment income (b)(c)	0.00	(h)	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	0.57		0.84	0.58
Total income from investment operations	0.57		0.84	0.58
Less distributions from:
Net investment income	—		(0.20)	(0.21)
Net realized gain	—		(0.02)	(0.13)
Total distributions	—		(0.22)	(0.34)
Net asset value, end of period (d)	$13.36		$12.79	$12.17
Total return (e)	4.46	% (i)	7.04%	4.94%
Ratios and Supplemental Data:
Net assets, end of period (f)	$14		$13	$13
Ratio of expenses to average net assets (g)	0.54	% (j)	0.55%	0.58	% (j)
Ratio of net investment income to average net assets (c)(g)	0.35	% (j)	1.32%	2.55	% (j)
Portfolio turnover rate	3	% (i)	28%	28%

(a)	The Conservative ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Not annualized

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$16.88		$15.43	$13.29	$15.35	$13.27	$12.21
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.25	0.37	0.35	0.30	0.29
Net realized and unrealized gain (loss) on investments	1.97		1.53	2.54	(1.61)	2.10	1.23
Total income (loss) from investment operations	2.10		1.78	2.91	(1.26)	2.40	1.52
Less distributions from:
Net investment income	—		(0.24)	(0.26)	(0.20)	(0.21)	(0.18)
Net realized gain	—		(0.09)	(0.51)	(0.60)	(0.11)	(0.28)
Total distributions	—		(0.33)	(0.77)	(0.80)	(0.32)	(0.46)
Net asset value, end of period	$18.98		$16.88	$15.43	$13.29	$15.35	$13.27
Total return (c)	12.44	% (e)	11.92%	22.36%	(8.57)%	18.24%	12.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,454		$5,487	$4,834	$3,664	$3,302	$2,518
Ratio of expenses to average net assets (d)	0.21	% (f)	0.22%	0.23%	0.21%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.49	% (f)	1.72%	2.47%	2.31%	2.10%	2.30%
Portfolio turnover rate	5	% (e)	27%	49%	43%	41%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$16.52		$15.14	$13.06	$15.11	$13.08	$12.05
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.23	0.33	0.32	0.28	0.26
Net realized and unrealized gain (loss) on investments	1.91		1.48	2.50	(1.59)	2.05	1.21
Total income (loss) from investment operations	2.02		1.71	2.83	(1.27)	2.33	1.47
Less distributions from:
Net investment income	—		(0.24)	(0.24)	(0.18)	(0.19)	(0.16)
Net realized gain	—		(0.09)	(0.51)	(0.60)	(0.11)	(0.28)
Total distributions	—		(0.33)	(0.75)	(0.78)	(0.30)	(0.44)
Net asset value, end of period	$18.54		$16.52	$15.14	$13.06	$15.11	$13.08
Total return (c)	12.23	% (e)	11.67%	22.07%	(8.78)%	17.94%	12.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$65,438		$47,067	$29,405	$20,228	$15,532	$9,919
Ratio of expenses to average net assets (d)	0.46	% (f)	0.47%	0.48%	0.46%	0.45%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.29	% (f)	1.59%	2.25%	2.12%	1.97%	2.10%
Portfolio turnover rate	5	% (e)	27%	49%	43%	41%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$18.10		$16.49	$14.23	$15.11	$14.09	$12.62
Income (loss) from investment operations:
Net investment income (b)(c)	0.10		0.17	0.34	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments	2.09		1.66	2.69	(0.38)	1.04	1.19
Total income (loss) from investment operations	2.19		1.83	3.03	(0.10)	1.32	1.47
Less distributions from:
Net investment income	—		(0.13)	(0.26)	(0.18)	(0.19)	—
Net realized gain	—		(0.09)	(0.51)	(0.60)	(0.11)	—
Total distributions	—		(0.22)	(0.77)	(0.78)	(0.30)	—
Net asset value, end of period	$20.29		$18.10	$16.49	$14.23	$15.11	$14.09
Total return (d)	12.10	% (f)	11.36%	21.72%	(8.92)%	16.23%	11.65%
Ratios and Supplemental Data:
Net assets, end of period (d)	$1,019,573		$693,827	$1,043,741	$33,812	$15	$14
Ratio of expenses to average net assets (e)	0.71	% (g)	0.72%	0.73%	0.71%	0.70%	0.70%
Ratio of net investment income to average net assets (c)(e)	1.04	% (g)	1.12%	2.14%	1.87%	1.72%	1.85%
Portfolio turnover rate	5	% (f)	27%	49%	43%	41%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Period Ended
	(Unaudited)		December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period	$16.52		$15.14	$14.88
Income (loss) from investment operations:
Net investment income (b)(c)	0.00	(h)	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	2.02		1.71	1.01
Total income from investment operations	2.02		1.71	1.01
Less distributions from:
Net investment income	—		(0.24)	(0.24)
Net realized gain	—		(0.09)	(0.51)
Total distributions	—		(0.33)	(0.75)
Net asset value, end of period (d)	$18.54		$16.52	$15.14
Total return (e)	12.23	% (i)	11.67%	7.16%
Ratios and Supplemental Data:
Net assets, end of period (f)	$20		$18	$16
Ratio of expenses to average net assets (g)	0.51	% (j)	0.52%	0.53	% (j)
Ratio of net investment income to average net assets (c)(g)	0.84	% (j)	0.92%	1.94	% (j)
Portfolio turnover rate	5	% (i)	27%	49%

(a)	The Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$13.87		$12.74	$11.13	$12.40	$11.02	$10.07
Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.22	0.32	0.31	0.28	0.26
Net realized and unrealized gain (loss) on investments	1.22		1.13	1.79	(1.10)	1.30	0.82
Total income (loss) from investment operations	1.32		1.35	2.11	(0.79)	1.58	1.08
Less distributions from:
Net investment income	—		(0.20)	(0.22)	(0.17)	(0.16)	(0.07)
Net realized gain	—		(0.02)	(0.28)	(0.31)	(0.04)	(0.06)
Total distributions	—		(0.22)	(0.50)	(0.48)	(0.20)	(0.13)
Net asset value, end of period	$15.19		$13.87	$12.74	$11.13	$12.40	$11.02
Total return (c)	9.52	% (e)	10.83%	19.14%	(6.60)%	14.38%	10.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$9,441		$8,334	$8,793	$6,797	$6,150	$3,041
Ratio of expenses to average net assets (d)	0.21	% (f)	0.20%	0.23%	0.21%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.42	% (f)	1.77%	2.64%	2.51%	2.35%	2.50%
Portfolio turnover rate	6	% (e)	27%	39%	33%	43%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$13.33		$12.26	$10.73	$11.99	$10.67	$9.77
Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.20	0.29	0.28	0.23	0.24
Net realized and unrealized gain (loss) on investments	1.17		1.07	1.72	(1.08)	1.27	0.78
Total income (loss) from investment operations	1.25		1.27	2.01	(0.80)	1.50	1.02
Less distributions from:
Net investment income	—		(0.18)	(0.20)	(0.15)	(0.14)	(0.06)
Net realized gain	—		(0.02)	(0.28)	(0.31)	(0.04)	(0.06)
Total distributions	—		(0.20)	(0.48)	(0.46)	(0.18)	(0.12)
Net asset value, end of period	$14.58		$13.33	$12.26	$10.73	$11.99	$10.67
Total return (c)	9.38	% (e)	10.60%	18.91%	(6.89)%	14.11%	10.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$64,182		$51,819	$31,364	$19,842	$14,302	$11,362
Ratio of expenses to average net assets (d)	0.46	% (f)	0.45%	0.48%	0.46%	0.45%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.19	% (f)	1.66%	2.48%	2.32%	1.99%	2.34%
Portfolio turnover rate	6	% (e)	27%	39%	33%	43%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$14.69		$13.54	$11.86	$11.98	$11.65	$10.63
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.17	0.49	0.25	0.23	0.25
Net realized and unrealized gain (loss) on investments	1.29		1.19	1.68	0.09	0.28	0.77
Total income (loss) from investment operations	1.36		1.36	2.17	0.34	0.51	1.02
Less distributions from:
Net investment income	—		(0.19)	(0.21)	(0.15)	(0.14)	—
Net realized gain	—		(0.02)	(0.28)	(0.31)	(0.04)	—
Total distributions	—		(0.21)	(0.49)	(0.46)	(0.18)	—
Net asset value, end of period	$16.05		$14.69	$13.54	$11.86	$11.98	$11.65
Total return (c)	9.26	% (f)	10.24%	18.52%	(6.50)%	12.31%	9.60%
Ratios and Supplemental Data:
Net assets, end of period (d)	$394,034		$323,433	$237,205	$11,151	$12	$12
Ratio of expenses to average net assets (e)	0.71	% (g)	0.70%	0.73%	0.71%	0.70%	0.70%
Ratio of net investment income to average net assets (c)(e)	0.93	% (g)	1.33%	3.75%	2.07%	1.74%	2.09%
Portfolio turnover rate	6	% (f)	27%	39%	33%	43%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Period Ended
	(Unaudited)		December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period	$13.28		$12.24	$11.97
Income (loss) from investment operations:
Net investment income (b)(c)	0.08		0.17	0.36
Net realized and unrealized gain on investments	1.17		1.08	0.40
Total income from investment operations	1.25		1.25	0.76
Less distributions from:
Net investment income	—		(0.19)	(0.21)
Net realized gain	—		(0.02)	(0.28)
Total distributions	—		(0.21)	(0.49)
Net asset value, end of period	$14.53		$13.28	$12.24
Total return (d)	9.41	% (f)	10.48%	6.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$12,464		$11,834	$11,619
Ratio of expenses to average net assets (e)	0.51	% (g)	0.50%	0.53	% (g)
Ratio of net investment income to average net assets (c)(e)	1.10	% (g)	1.48%	4.45	% (g)
Portfolio turnover rate	6	% (f)	27%	39%

(a)	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.86		$11.63	$10.70	$12.25	$11.26	$10.75
Income (loss) from investment operations:
Net investment income (a)(b)	0.06		0.16	0.23	0.24	0.20	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	0.72		0.52	1.32	(0.92)	1.02	0.50
Total income (loss) from investment operations	0.78		0.68	1.55	(0.68)	1.22	0.68
Less distributions from:
Net investment income	—		(0.29)	(0.29)	(0.24)	(0.21)	(0.17)
Net realized gain	—		(0.16)	(0.33)	(0.63)	(0.02)	—
Total distributions	—		(0.45)	(0.62)	(0.87)	(0.23)	(0.17)
Net asset value, end of period	$12.64		$11.86	$11.63	$10.70	$12.25	$11.26
Total return (c)	6.58	% (e)	6.17%	14.81%	(5.81)%	10.90%	6.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$158		$148	$140	$246	$411	$511
Ratio of expenses to average net assets (d)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	0.96	% (f)	1.38%	2.04%	2.03%	1.74%	1.62%
Portfolio turnover rate	4	% (e)	27%	36%	48%	30%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.80		$11.57	$10.64	$12.18	$11.20	$10.68
Income (loss) from investment operations:
Net investment income (a)(b)	0.04		0.13	0.22	0.23	0.18	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	0.72		0.52	1.30	(0.93)	1.00	0.50
Total income (loss) from investment operations	0.76		0.65	1.52	(0.70)	1.18	0.66
Less distributions from:
Net investment income	—		(0.26)	(0.26)	(0.21)	(0.18)	(0.14)
Net realized gain	—		(0.16)	(0.33)	(0.63)	(0.02)	—
Total distributions	—		(0.42)	(0.59)	(0.84)	(0.20)	(0.14)
Net asset value, end of period	$12.56		$11.80	$11.57	$10.64	$12.18	$11.20
Total return (c)	6.44	% (e)	5.90%	14.55%	(6.04)%	10.58%	6.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$384,552		$382,900	$409,218	$415,533	$512,670	$511,731
Ratio of expenses to average net assets (d)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	0.70	% (f)	1.10%	1.97%	1.91%	1.57%	1.50%
Portfolio turnover rate	4	% (e)	27%	36%	48%	30%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.85		$11.63	$10.69	$12.24	$11.25	$10.75
Income (loss) from investment operations:
Net investment income (a)(b)	0.04		0.11	0.22	0.22	0.18	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	0.72		0.52	1.30	(0.94)	1.01	0.49
Total income (loss) from investment operations	0.76		0.63	1.52	(0.72)	1.19	0.65
Less distributions from:
Net investment income	—		(0.25)	(0.25)	(0.20)	(0.18)	(0.15)
Net realized gain	—		(0.16)	(0.33)	(0.63)	(0.02)	—
Total distributions	—		(0.41)	(0.58)	(0.83)	(0.20)	(0.15)
Net asset value, end of period	$12.61		$11.85	$11.63	$10.69	$12.24	$11.25
Total return (c)	6.41	% (e)	5.66%	14.48%	(6.15)%	10.58%	6.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$84,136		$82,899	$88,729	$85,937	$96,698	$86,999
Ratio of expenses to average net assets (d)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	0.60	% (f)	1.00%	1.90%	1.84%	1.49%	1.47%
Portfolio turnover rate	4	% (e)	27%	36%	48%	30%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.62		$11.40	$10.49	$12.02	$11.05	$10.54
Income (loss) from investment operations:
Net investment income (a)(b)	0.02		0.08	0.18	0.18	0.14	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	0.71		0.51	1.28	(0.92)	0.99	0.49
Total income (loss) from investment operations	0.73		0.59	1.46	(0.74)	1.13	0.61
Less distributions from:
Net investment income	—		(0.21)	(0.22)	(0.16)	(0.14)	(0.10)
Net realized gain	—		(0.16)	(0.33)	(0.63)	(0.02)	—
Total distributions	—		(0.37)	(0.55)	(0.79)	(0.16)	(0.10)
Net asset value, end of period	$12.35		$11.62	$11.40	$10.49	$12.02	$11.05
Total return (c)	6.28	% (e)	5.46%	14.17%	(6.41)%	10.24%	5.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,381		$8,104	$10,059	$9,733	$11,531	$11,587
Ratio of expenses to average net assets (d)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	0.32	% (f)	0.74%	1.64%	1.58%	1.21%	1.14%
Portfolio turnover rate	4	% (e)	27%	36%	48%	30%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$12.55		$12.32	$11.39	$12.17	$11.75	$11.09
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.09	0.31	0.20	0.18	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	0.67		0.56	1.21	(0.15)	0.44	0.50
Total income from investment operations	0.76		0.65	1.52	0.05	0.62	0.66
Less distributions from:
Net investment income	—		(0.26)	(0.26)	(0.20)	(0.18)	—
Net realized gain	—		(0.16)	(0.33)	(0.63)	(0.02)	—
Total distributions	—		(0.42)	(0.59)	(0.83)	(0.20)	—
Net asset value, end of period (c)	$13.31		$12.55	$12.32	$11.39	$12.17	$11.75
Total return (d)	6.06	% (g)	5.52%	13.64%	(5.67)%	9.81%	5.95%
Ratios and Supplemental Data:
Net assets, end of period (e)	$16		$15	$14	$12	$12	$12
Ratio of expenses to average net assets (f)	0.90	% (h)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	0.22	% (h)	0.64%	1.54%	1.66%	1.32%	1.25%
Portfolio turnover rate	4	% (g)	27%	36%	48%	30%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.82		$11.49	$10.73	$12.66	$10.93	$10.53
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.15	0.25	0.24	0.21	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	1.10		0.44	1.54	(1.27)	1.74	0.42
Total income (loss) from investment operations	1.17		0.59	1.79	(1.03)	1.95	0.61
Less distributions from:
Net investment income	—		(0.26)	(0.26)	(0.23)	(0.22)	(0.21)
Net realized gain	—		—	(0.77)	(0.67)	—	—
Total distributions	—		(0.26)	(1.03)	(0.90)	(0.22)	(0.21)
Net asset value, end of period	$12.99		$11.82	$11.49	$10.73	$12.66	$10.93
Total return (c)	9.90	% (e)	5.46%	17.32%	(8.50)%	17.97%	5.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$30,551		$28,548	$29,825	$26,999	$31,412	$28,004
Ratio of expenses to average net assets (d)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.11	% (f)	1.34%	2.19%	1.96%	1.75%	1.74%
Portfolio turnover rate	4	% (e)	37%	36%	50%	28%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.76		$11.43	$10.67	$12.59	$10.87	$10.47
Income (loss) from investment operations:
Net investment income (a)(b)	0.06		0.12	0.22	0.21	0.17	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	1.10		0.44	1.54	(1.27)	1.74	0.42
Total income (loss) from investment operations	1.16		0.56	1.76	(1.06)	1.91	0.58
Less distributions from:
Net investment income	—		(0.23)	(0.23)	(0.19)	(0.19)	(0.18)
Net realized gain	—		—	(0.77)	(0.67)	—	—
Total distributions	—		(0.23)	(1.00)	(0.86)	(0.19)	(0.18)
Net asset value, end of period	$12.92		$11.76	$11.43	$10.67	$12.59	$10.87
Total return (c)	9.86	% (e)	5.19%	17.08%	(8.72)%	17.66%	5.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$629,931		$613,432	$652,103	$640,432	$770,385	$752,397
Ratio of expenses to average net assets (d)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	0.85	% (f)	1.10%	1.91%	1.69%	1.46%	1.50%
Portfolio turnover rate	4	% (e)	37%	36%	50%	28%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.71		$11.37	$10.62	$12.54	$10.84	$10.44
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.11	0.20	0.19	0.16	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	1.09		0.45	1.53	(1.26)	1.72	0.42
Total income (loss) from investment operations	1.14		0.56	1.73	(1.07)	1.88	0.57
Less distributions from:
Net investment income	—		(0.22)	(0.21)	(0.18)	(0.18)	(0.17)
Net realized gain	—		—	(0.77)	(0.67)	—	—
Total distributions	—		(0.22)	(0.98)	(0.85)	(0.18)	(0.17)
Net asset value, end of period	$12.85		$11.71	$11.37	$10.62	$12.54	$10.84
Total return (c)	9.74	% (e)	5.18%	16.93%	(8.84)%	17.45%	5.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$150,033		$149,766	$162,948	$159,859	$188,141	$168,368
Ratio of expenses to average net assets (d)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	0.74	% (f)	0.99%	1.81%	1.60%	1.39%	1.44%
Portfolio turnover rate	4	% (e)	37%	36%	50%	28%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.82		$11.48	$10.69	$12.57	$10.85	$10.46
Income (loss) from investment operations:
Net investment income (a)(b)	0.03		0.08	0.18	0.15	0.13	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	1.11		0.45	1.54	(1.25)	1.74	0.41
Total income (loss) from investment operations	1.14		0.53	1.72	(1.10)	1.87	0.53
Less distributions from:
Net investment income	—		(0.19)	(0.16)	(0.11)	(0.15)	(0.14)
Net realized gain	—		—	(0.77)	(0.67)	—	—
Total distributions	—		(0.19)	(0.93)	(0.78)	(0.15)	(0.14)
Net asset value, end of period	$12.96		$11.82	$11.48	$10.69	$12.57	$10.85
Total return (c)	9.64	% (e)	4.85%	16.64%	(9.09)%	17.33%	5.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$4,730		$4,592	$5,079	$4,833	$11,182	$10,228
Ratio of expenses to average net assets (d)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	0.50	% (f)	0.74%	1.58%	1.23%	1.14%	1.17%
Portfolio turnover rate	4	% (e)	37%	36%	50%	28%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$12.34		$12.01	$11.25	$12.59	$11.26	$10.68
Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.05	0.25	0.17	0.17	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	1.08		0.51	1.51	(0.65)	1.35	0.42
Total income (loss) from investment operations	1.16		0.56	1.76	(0.48)	1.52	0.58
Less distributions from:
Net investment income	—		(0.23)	(0.23)	(0.19)	(0.19)	—
Net realized gain	—		—	(0.77)	(0.67)	—	—
Total distributions	—		(0.23)	(1.00)	(0.86)	(0.19)	—
Net asset value, end of period (c)	$13.50		$12.34	$12.01	$11.25	$12.59	$11.26
Total return (d)	9.40	% (g)	4.92%	16.12%	(8.32)%	17.00%	5.43%
Ratios and Supplemental Data:
Net assets, end of period (e)	$16		$15	$14	$12	$13	$11
Ratio of expenses to average net assets (f)	0.90	% (h)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	0.40	% (h)	0.64%	1.48%	1.44%	1.21%	1.25%
Portfolio turnover rate	4	% (g)	37%	36%	50%	28%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$12.29		$11.99	$11.02	$12.71	$11.34	$10.84
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.16	0.27	0.25	0.24	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	0.97		0.54	1.51	(1.10)	1.36	0.52
Total income (loss) from investment operations	1.04		0.70	1.78	(0.85)	1.60	0.70
Less distributions from:
Net investment income	—		(0.30)	(0.30)	(0.24)	(0.23)	(0.20)
Net realized gain	—		(0.10)	(0.51)	(0.60)	—	—
Total distributions	—		(0.40)	(0.81)	(0.84)	(0.23)	(0.20)
Net asset value, end of period	$13.33		$12.29	$11.99	$11.02	$12.71	$11.34
Total return (c)	8.46	% (e)	6.20%	16.59%	(7.00)%	14.18%	6.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,182		$1,116	$1,115	$1,015	$2,389	$1,618
Ratio of expenses to average net assets (d)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.06	% (f)	1.43%	2.31%	1.98%	1.97%	1.68%
Portfolio turnover rate	3	% (e)	32%	35%	38%	30%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$12.25		$11.95	$10.98	$12.66	$11.30	$10.79
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.13	0.24	0.24	0.19	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	0.97		0.54	1.50	(1.11)	1.37	0.51
Total income (loss) from investment operations	1.02		0.67	1.74	(0.87)	1.56	0.68
Less distributions from:
Net investment income	—		(0.27)	(0.26)	(0.21)	(0.20)	(0.17)
Net realized gain	—		(0.10)	(0.51)	(0.60)	—	—
Total distributions	—		(0.37)	(0.77)	(0.81)	(0.20)	(0.17)
Net asset value, end of period	$13.27		$12.25	$11.95	$10.98	$12.66	$11.30
Total return (c)	8.33	% (e)	5.91%	16.30%	(7.22)%	13.85%	6.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$638,841		$629,522	$673,353	$678,295	$826,964	$815,029
Ratio of expenses to average net assets (d)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	0.80	% (f)	1.16%	2.02%	1.86%	1.56%	1.59%
Portfolio turnover rate	3	% (e)	32%	35%	38%	30%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$12.21		$11.90	$10.94	$12.63	$11.27	$10.78
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.12	0.22	0.22	0.18	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	0.96		0.54	1.50	(1.11)	1.37	0.49
Total income (loss) from investment operations	1.01		0.66	1.72	(0.89)	1.55	0.66
Less distributions from:
Net investment income	—		(0.25)	(0.25)	(0.20)	(0.19)	(0.17)
Net realized gain	—		(0.10)	(0.51)	(0.60)	—	—
Total distributions	—		(0.35)	(0.76)	(0.80)	(0.19)	(0.17)
Net asset value, end of period	$13.22		$12.21	$11.90	$10.94	$12.63	$11.27
Total return (c)	8.27	% (e)	5.90%	16.16%	(7.38)%	13.83%	6.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$163,706		$159,926	$171,983	$170,062	$191,249	$169,824
Ratio of expenses to average net assets (d)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	0.70	% (f)	1.06%	1.92%	1.79%	1.48%	1.56%
Portfolio turnover rate	3	% (e)	32%	35%	38%	30%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$12.16		$11.86	$10.90	$12.57	$11.21	$10.71
Income (loss) from investment operations:
Net investment income (a)(b)	0.03		0.09	0.20	0.19	0.15	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	0.96		0.53	1.49	(1.10)	1.36	0.48
Total income (loss) from investment operations	0.99		0.62	1.69	(0.91)	1.51	0.62
Less distributions from:
Net investment income	—		(0.22)	(0.22)	(0.16)	(0.15)	(0.12)
Net realized gain	—		(0.10)	(0.51)	(0.60)	—	—
Total distributions	—		(0.32)	(0.73)	(0.76)	(0.15)	(0.12)
Net asset value, end of period	$13.15		$12.16	$11.86	$10.90	$12.57	$11.21
Total return (c)	8.14	% (e)	5.53%	15.88%	(7.61)%	13.53%	5.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,594		$6,657	$7,455	$6,905	$8,532	$8,285
Ratio of expenses to average net assets (d)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	0.45	% (f)	0.80%	1.70%	1.51%	1.22%	1.24%
Portfolio turnover rate	3	% (e)	32%	35%	38%	30%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$13.04		$12.74	$11.77	$12.67	$11.89	$11.21
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.09	0.32	0.20	0.19	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	0.98		0.58	1.42	(0.29)	0.79	0.51
Total income (loss) from investment operations	1.05		0.67	1.74	(0.09)	0.98	0.68
Less distributions from:
Net investment income	—		(0.27)	(0.26)	(0.21)	(0.20)	—
Net realized gain	—		(0.10)	(0.51)	(0.60)	—	—
Total distributions	—		(0.37)	(0.77)	(0.81)	(0.20)	—
Net asset value, end of period	$14.09		$13.04 (f)	$12.74 (f)	$11.77 (f)	$12.67 (f)	$11.89 (f)
Total return (c)	8.05	% (g)	5.52%	15.21%	(6.77)%	12.99%	6.07%
Ratios and Supplemental Data:
Net assets, end of period (d)	$513,609		$15	$14	$13	$13	$12
Ratio of expenses to average net assets (e)	0.90	% (h)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(e)	1.01	% (h)	0.70%	1.60%	1.61%	1.31%	1.34%
Portfolio turnover rate	3	% (g)	32%	35%	38%	30%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Rounded net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	NAV does not recalculate due to rounding of net assets.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of eight different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.
Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.
Managed Risk Moderate Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio (collectively the “Traditional Portfolios”) currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, and Managed Risk Moderate Growth ETF Portfolio, (collectively the “Managed Risk Portfolios”) currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolios may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolios’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds - The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.

Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$61,985,838	$—	$—	$61,985,838
Short-Term Investment	1,783,847	—	—	1,783,847
Total	$63,769,685	$—	$—	$63,769,685

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$53,401,354	$—	$—	$53,401,354
Short-Term Investment	8,127,991	—	—	8,127,991
Total	$61,529,345	$—	$—	$61,529,345

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,912,293	$—	$—	$25,912,293
Short-Term Investment	4,683,874	—	—	4,683,874
Total	$30,596,167	$—	$—	$30,596,167

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$71,395,608	$—	$—	$71,395,608
Short-Term Investment	4,623,409	—	—	4,623,409
Total	$76,019,017	$—	$—	$76,019,017

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$84,694,532	$—	$—	$84,694,532
Short-Term Investment	8,527,984	—	—	8,527,984
Total	$93,222,516	$—	$—	$93,222,516

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$419,632,197	$—	$—	$419,632,197
Short-Term Investments	96,569,896	—	—	96,569,896
Derivatives
Futures Contracts **	139,167	—	—	139,167
Total	$516,341,260	$—	$—	$516,341,260

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$237,934	$—	$—	$237,934

Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$719,441,602	$—	$—	$719,441,602
Short-Term Investments	130,113,610	—	—	130,113,610
Derivatives
Futures Contracts **	364,445	—	—	364,445
Total	$849,919,657	$—	$—	$849,919,657

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$539,282	$—	$—	$539,282

Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$715,047,418	$—	$—	$715,047,418
Short-Term Investments	122,839,028	—	—	122,839,028
Derivatives
Futures Contracts **	291,208	—	—	291,208
Total	$838,177,654	$—	$—	$838,177,654

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$480,608	$—	$—	$480,608

The Portfolios did not hold any Level 3 securities during the period ended June 30, 2021.

*	Refer to the Schedule of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended or expected to be taken in the Portfolios’ December 31, 2021 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange - traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of June 30, 2021:

Managed Risk Balanced ETF Portfolio

	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on future contracts	$(20,458)
Interest Risk	Unrealized depreciation on future contracts	(78,309)
Total		$(98,767)

Managed Risk Growth ETF Portfolio

	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on future contracts	$(135,120)
Interest Risk	Unrealized depreciation on future contracts	(39,717)
Total		$(174,837)

Managed Risk Moderate Growth ETF Portfolio

	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on future contracts	$(96,852)
Interest Risk	Unrealized depreciation on future contracts	(92,548)
Total		$(189,400)

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the six months ended June 30, 2021:

Managed Risk Balanced ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures transactions	$1,598,815
Futures Contracts	Interest Risk	Net realized loss on futures transactions	(237,392)
Total			$1,361,423

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(616,762)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(137,555)
Total			$(754,317)

Managed Risk Growth ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures transactions	$(5,537,338)
Futures Contracts	Interest Risk	Net realized loss on futures transactions	(162,860)
Total			$(5,700,198)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(1,828,540)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(68,437)
Total			$(1,896,977)

Managed Risk Moderate Growth ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures transactions	$2,054,243
Futures Contracts	Interest Risk	Net realized loss on futures transactions	(300,868)
Total			$1,753,375

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(1,414,512)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(159,252)
Total			$(1,573,764)

The notional value of the derivative instruments outstanding as of June 30, 2021 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Portfolio.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans - The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolio assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2021:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities *
			Net Amounts of
		Gross Amounts	Assets Presented
		Offset in the	in the
	Gross Amounts	Statements of	Statements of	Financial	Pledged
	of Recognized	Assets &	Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets

Balanced ETF Portfolio
Description:
Securities Loaned	$8,792,315	$—	$8,792,315	$2,188,598	$6,603,717	$—
Total	$8,792,315	$—	$8,792,315	$2,188,598	$6,603,717	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$4,437,969	$—	$4,437,969	$467,845	$3,970,124	$—
Total	$4,437,969	$—	$4,437,969	$467,845	$3,970,124	$—

Growth ETF Portfolio
Description:
Securities Loaned	$9,299,748	$—	$9,299,748	$6,756,202	$2,543,546	$—
Total	$9,299,748	$—	$9,299,748	$6,756,202	$2,543,546	$—

Moderate Growth ETF Portfolio
Description:
Securities Loaned	$10,753,314	$—	$10,753,314	$5,293,825	$5,459,489	$—
Total	$10,753,314	$—	$10,753,314	$5,293,825	$5,459,489	$—

Managed Risk Balanced ETF Portfolio
Description:
Securities Loaned	$55,042,182	$—	$55,042,182	$14,277,326	$40,764,856	$—
Total	$55,042,182	$—	$55,042,182	$14,277,326	$40,764,856	$—

Managed Risk Growth ETF Portfolio
Description:
Securities Loaned	$36,387,202	$—	$36,387,202	$712,149	$35,675,053	$—
Total	$36,387,202	$—	$36,387,202	$712,149	$35,675,053	$—

Managed Risk Moderate Growth ETF Portfolio
Description:
Securities Loaned	$75,241,686	$—	$75,241,686	$47,029,635	$28,212,051	$—
Total	$75,241,686	$—	$75,241,686	$47,029,635	$28,212,051	$—

*	The amount is limited to the derivative asset balance and accordingly, does not include excess collateral pledged.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The following table breaks out the holdings received as collateral as of December 31, 2020:

Securities Lending Transactions
Overnight and Continuous
Balanced ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$6,793,305

Conservative ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$4,065,729

Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$2,746,994

Moderate Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$5,698,233

Managed Risk Balanced ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$41,953,087

Managed Risk Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$36,468,330

Managed Risk Moderate Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$29,875,008

The fair value of the securities loaned for the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio, Moderate Growth ETF Portfolio, Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio totaled $8,792,315, $4,437,969, $9,299,748, $10,753,314 $55,042,182, $36,387,202 and $75,241,686 at June 30, 2021, respectively. The Aggressive Growth ETF Portfolio did not hold any securities on loan as of June 30, 2021. The securities loaned are noted in the Schedules of Investments. The fair value of the “Investments purchased for securities lending collateral” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $6,793,305, $4,065,729, $2,746,994, $5,698,233 $41,953,087, $36,468,330 and $29,875,008 for the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio, Moderate Growth ETF Portfolio, Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio at June 30, 2021, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” At June 30, 2021, the Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio, Moderate Growth ETF Portfolio Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio received non-cash collateral of $2,188,598, $467,845, $6,756,202, $5,293,825, $14,277,326, $712,149 and $47,029,635 respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$20,510,204	$2,061,216
Balanced ETF Portfolio	12,775,361	4,340,158
Conservative ETF Portfolio	7,456,133	666,314
Growth ETF Portfolio	14,914,051	3,256,104
Moderate Growth ETF Portfolio	11,508,312	4,406,713
Managed Risk Balanced ETF Portfolio	15,726,789	42,090,456
Managed Risk Growth ETF Portfolio	28,461,265	92,236,071
Managed Risk Moderate Growth ETF Portfolio	24,703,424	75,020,594

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisors, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC. as the Managed Risk Portfolios’ sub-advisor (the “sub-advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each of the Traditional Portfolio’s average daily net assets and 0.30% of each of the Managed Risk Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and sub-advisor, on behalf of the Managed Risk Portfolios, the Advisor not the Portfolios pays the sub-advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended June 30, 2021, the Portfolios paid the following in advisory fees.

Portfolio	Advisory Fees
Aggressive Growth ETF Portfolio	$26,064
Balanced ETF Portfolio	24,927
Conservative ETF Portfolio	10,965
Growth ETF Portfolio	31,698
Moderate Growth ETF Portfolio	39,097
Managed Risk Balanced ETF Portfolio	712,343
Managed Risk Growth ETF Portfolio	1,207,302
Managed Risk Moderate Growth ETF Portfolio	1,204,076

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2021, the Portfolios paid the following in distribution fees under the Plan.

Portfolio	Distribution Fees
Aggressive Growth ETF Portfolio	$62,006
Balanced ETF Portfolio	52,907
Conservative ETF Portfolio	15,110
Growth ETF Portfolio	72,807
Moderate Growth ETF Portfolio	72,096
Managed Risk Balanced ETF Portfolio	648,657
Managed Risk Growth ETF Portfolio	1,052,395
Managed Risk Moderate Growth ETF Portfolio	1,094,757

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the six months ended June 30, 2021, the Trustees received fees in the amount of $6,768 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio
Pruco Life Insurance Company	89%

Balanced ETF Portfolio
Pruco Life Insurance Company	73%

Conservative ETF Portfolio
Members Life Insurance Company	50%

Growth ETF Portfolio
Pruco Life Insurance Company	85%

Moderate Growth ETF Portfolio
Pruco Life Insurance Company	66%

Managed Risk Balanced ETF Portfolio
Ohio National Life Insurance Company	83%

Managed Risk Growth ETF Portfolio
Ohio National Life Insurance Company	68%

Managed Risk Moderate Growth ETF Portfolio
Ohio National Life Insurance Company	81%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the TOPS Portfolios as of June 30, 2021 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross
		Unrealized	Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Aggressive ETF Portfolio	$50,217,419	$13,636,870	$(84,604)	$13,552,266
Balanced ETF Portfolio	54,088,977	7,847,581	(407,213)	7,440,368
Conservative ETF Portfolio	28,256,223	2,475,808	(135,864)	2,339,944
Growth ETF Portfolio	60,166,600	16,124,795	(272,378)	15,852,417
Moderate Growth ETF Portfolio	77,215,843	16,444,643	(437,970)	16,006,673
Managed Risk Balanced ETF Portfolio	436,833,971	86,675,431	(7,307,309)	79,368,122
Managed Risk Growth ETF Portfolio	631,006,493	233,122,580	(14,573,861)	218,548,719
Managed Risk Moderate Growth ETF Portfolio	665,333,133	184,709,265	(12,155,952)	172,553,313

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2020 and December 31, 2019 were as follows:

	For the year ended December 31, 2020:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$360,685	$284,569	$645,254
Balanced ETF Portfolio	509,891	11,217	521,108
Conservative ETF Portfolio	292,648	25,437	318,085
Growth ETF Portfolio	670,771	248,360	919,131
Moderate Growth ETF Portfolio	904,804	112,244	1,017,048
Managed Risk Balanced ETF Portfolio	10,728,002	5,744,767	16,472,769
Managed Risk Growth ETF Portfolio	16,055,555	—	16,055,555
Managed Risk Moderate Growth ETF Portfolio	17,197,505	6,544,966	23,742,471

	For the year ended December 31, 2019:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$612,809	$310,444	$923,253
Balanced ETF Portfolio	589,754	256,945	846,699
Conservative ETF Portfolio	349,050	27,841	376,891
Growth ETF Portfolio	982,070	496,972	1,479,042
Moderate Growth ETF Portfolio	1,049,950	331,855	1,381,805
Managed Risk Balanced ETF Portfolio	13,828,110	11,611,046	25,439,156
Managed Risk Growth ETF Portfolio	27,926,021	42,070,456	69,996,477
Managed Risk Moderate Growth ETF Portfolio	27,820,537	26,176,649	53,997,186

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Aggressive Growth ETF Portfolio	$391,939	$—	$—	$(1,620,556)	$—	$7,989,753	$6,761,136
Balanced ETF Portfolio	523,609	—	—	(407,395)	—	5,121,452	5,237,666
Conservative ETF Portfolio	241,003	—	—	(48,889)	—	1,675,304	1,867,418
Growth ETF Portfolio	624,581	—	—	(1,702,278)	—	10,083,427	9,005,730
Moderate Growth ETF Portfolio	934,009	—	—	(1,604,159)	—	10,944,670	10,274,520
Managed Risk Balanced ETF Portfolio	5,012,447	—	—	(8,876,996)	—	62,030,915	58,166,366
Managed Risk Growth ETF Portfolio	8,324,689	—	—	(49,128,457)	—	166,984,516	126,180,748
Managed Risk Moderate Growth ETF Portfolio	8,814,834	—	—	(24,098,472)	—	133,318,845	118,035,207

The difference between book basis and tax basis accumulated net realized gains/ losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of Section 1256 futures contracts.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

At December 31, 2020, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Aggressive Growth ETF Portfolio	$525,376	$1,095,180	$1,620,556	$—
Balanced ETF Portfolio	165,859	241,536	407,395	—
Conservative ETF Portfolio	21,865	27,024	48,889	—
Growth ETF Portfolio	541,470	1,160,808	1,702,278	—
Moderate Growth ETF Portfolio	756,369	847,790	1,604,159	—
Managed Risk Balanced ETF Portfolio	2,087,331	6,789,665	8,876,996	—
Managed Risk Growth ETF Portfolio	13,036,865	36,091,592	49,128,457	—
Managed Risk Moderate Growth ETF Portfolio	1,698,836	22,399,636	24,098,472	—

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Aggressive Growth ETF Portfolio currently seeks to achieve its investment objectives by investing its assets in underlying Funds. As of June 30, 2021, the percentage of the Fund’s net assets invested in the Vanguard S&P 500 ETF was 25.0%. (the “Security”). The Aggressive Growth ETF Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Aggressive Growth ETF Portfolio and its shareholders to do so.

The performance of the Aggressive Growth ETF Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of one or more of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-21	6-30-21	Period*	6-30-21	Period*
Aggressive Growth ETF Portfolio	0.22%	$1,000.00	$1,145.90	$1.17	$1,023.70	$1.10
Balanced ETF Portfolio	0.22%	$1,000.00	$1,073.10	$1.13	$1,023.70	$1.10
Conservative ETF Portfolio	0.24%	$1,000.00	$1,045.80	$1.22	$1,023.60	$1.20
Growth ETF Portfolio	0.21%	$1,000.00	$1,124.40	$1.11	$1,023.75	$1.05
Moderate Growth ETF Portfolio	0.21%	$1,000.00	$1,095.20	$1.09	$1,023.75	$1.05
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$1,065.80	$2.05	$1022.81	$2.01
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$1,099.00	$2.08	$1,022.81	$2.01
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,084.60	$2.07	$1,022.81	$2.01

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited) (Continued)
June 30, 2021

					Hypothetical
					(5% return before
			Actual		expenses)
			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class 2	Expense Ratio	1-1-21	6-30-21	Period*	6-30-21	Period*
Aggressive Growth ETF Portfolio	0.47%	$1,000.00	$1,144.10	$2.50	$1,022.46	$2.36
Balanced ETF Portfolio	0.47%	$1,000.00	$1,071.50	$2.41	$1,022.46	$2.36
Conservative ETF Portfolio	0.49%	$1,000.00	$1,044.60	$2.48	$1,022.36	$2.46
Growth ETF Portfolio	0.46%	$1,000.00	$1,122.30	$2.42	$1,022.51	$2.31
Moderate Growth ETF Portfolio	0.46%	$1,000.00	$1,093.80	$2.39	$1,022.51	$2.31
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$1,064.40	$3.33	$1,021.57	$3.26
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$1,098.60	$3.38	$1,021.57	$3.26
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,083.30	$3.36	$1,021.57	$3.26

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 3	Ratio	1-1-21	6-30-21	Period *	6-30-21	Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$1,064.10	$3.84	$1,021.08	$3.76
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$1,097.40	$3.90	$1,021.08	$3.76
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$1,082.70	$3.87	$1,021.08	$3.76

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 4	Ratio	1-1-21	6-30-21	Period *	6-30-21	Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$1,062.80	$5.11	$1,019.84	$5.01
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$1,096.40	$5.20	$1,019.84	$5.01
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$1,081.40	$5.16	$1,019.84	$5.01

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited) (Continued)
June 30, 2021

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-21	6-30-21	Period*	6-30-21	Period*
Aggressive Growth ETF Portfolio	0.72%	$1,000.00	$1,143.30	$3.83	$1,021.22	$3.61
Balanced ETF Portfolio	0.72%	$1,000.00	$1,070.10	$3.70	$1,021.22	$3.61
Conservative ETF Portfolio	0.75%	$1,000.00	$1,044.10	$3.75	$1,021.12	$3.71
Growth ETF Portfolio	0.71%	$1,000.00	$1,121.00	$3.73	$1,021.27	$3.56
Moderate Growth ETF Portfolio	0.71%	$1,000.00	$1,092.60	$3.68	$1,021.27	$3.56
Managed Risk Balanced ETF Portfolio	0.90%	$1,000.00	$1,060.60	$4.60	$1,020.33	$4.51
Managed Risk Growth ETF Portfolio	0.90%	$1,000.00	$1,094.00	$4.67	$1,020.33	$4.51
Managed Risk Moderate Growth ETF Portfolio	0.90%	$1,000.00	$1,080.50	$4.64	$1,020.33	$4.51

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Service Class	Ratio	1-1-21	6-30-21	Period*	6-30-21	Period*
Aggressive Growth ETF Portfolio	0.52%	$1,000.00	$1,144.10	$2.76	$1,022.22	$2.61
Balanced ETF Portfolio	0.52%	$1,000.00	$1,071.50	$2.67	$1,022.22	$2.61
Conservative ETF Portfolio	0.55%	$1,000.00	$1,044.60	$2.74	$1,022.12	$2.71
Growth ETF Portfolio	0.51%	$1,000.00	$1122.30	$2.68	$1,022.27	$2.56
Moderate Growth ETF Portfolio	0.51%	$1,000.00	$1,094.10	$2.65	$1,022.27	$2.56

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Portfolios have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Portfolios’ liquidity risk, taking into consideration, among other factors, each respective Portfolio’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Portfolios’ investments and determined that the Portfolios held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Portfolios’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Portfolios’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TCM-SAR21

(b)        Not applicable

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/24/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/24/2021

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/24/2021